COMMONWEALTH SHAREHOLDER SERVICES
                          1500 Forest Avenue, Suite 223
                               Richmond, VA 23229
                                 (804) 285-8211


February 10, 2003



VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, DC  20549


Re:   Eastern Point Advisors Funds Trust
      SEC File Nos. 333-83951/811-09497


Ladies and Gentlemen:

     On behalf of Eastern Point Advisors Funds Trust (the "Trust"), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), please find Post-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A ("PEA No. 4"). PEA No. 4 applies only to the Eastern Point Advisors Twenty Fund (the "Fund"). PEA No. 4 is being filed to create an additional class of shares, Class B Shares of the Fund.

     Questions  concerning  PEA No. 4 may be directed  to Mr.  Darryl S. Peay at
(804) 285-8211, ext. 107.

                                Very truly yours,

                               /s/ John Pasco, III
                               --------------------
                                 John Pasco, III
                                as Administrator

As filed with the Securities and Exchange Commission on February 10, 2003

                                     Registration No. 333-83951
                                            File No.  811-09497

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                  --
REGISTRATION STATEMENT UNDER THE SECUTITIES ACT OF 1933          |__|
                                                                  --
      Pre-Effective Amendment No. _______                        |__|
                                                                  --
      Post-Effective Amendment No.___4__                         |_X|
                                     -

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |__|
                                                                  --
      Amendment No.____6____                                     |_X|
                       -

                        (Check appropriate box or boxes)

                       EASTERN POINT ADVISORS FUNDS TRUST
                  ------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                          230 Broadway East, Suite 203
                            Lynnfield, MA 01940-2320
            -------------------------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                  (800)949-1422
             ----------------------------------------------------
                   (Registrant's Telephone Number, Including Area Code)

                         Theodore E. Charles, President
                          Investors Capital Corporation
                          230 Broadway East, Suite 203
                            Lynnfield, MA 01940-2320
------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after this post-effective amendment of this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

       --
      |_|  immediately upon filing pursuant to paragraph (b)
       --
      |  |  on ________________________ pursuant to paragraph (b)
       --
      | X|  60 days after filing pursuant to paragraph (a)(1)
       --
      |__|  on (date) pursuant to paragraph (a)(1)
       --
      |_|  75 days after filing pursuant to paragraph (a)(2)
       --
      |__|  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

       --
      |__| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of beneficial interest

                                TABLE OF CONTENTS



1. Part A: Prospectus for Eastern Point Advisors Twenty Fund
2. Part B: Statement of Additional Information for Eastern Point Advisors
           Twenty Fund
3. Part C

                       EASTERN POINT ADVISORS FUNDS TRUST
                       Eastern Point Advisors Twenty Fund


                                   PROSPECTUS

                                 April ___, 2003





This prospectus describes the Eastern Point Advisors Twenty Fund (the "Fund"), a series of the Eastern Point Advisors Funds Trust (the "Trust"). The Fund offers three classes of shares, one of which, Class B Shares is offered by this prospectus.








The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

The Fund                                                          3
Management of the Fund                                            7
Your Account                                                      8
Choosing a Share Class                                            8
Buying Shares                                                     9
Selling Your Shares                                              11
Additional Information on Buying and Selling Fund Shares         12
Dividends, Distributions and Taxes                               13
Other Investment Strategies and Risks                            14
Additional Information                                   Back Cover

Eastern Point Advisors Twenty Fund (the "Fund")

Fund Investment Objective

The Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Fund normally concentrates its investments in a group of 20-30 common stocks.

Principal Investment Strategies of the Fund

The Fund will invest in common stocks of companies of any size, which may include smaller emerging companies. Under normal conditions, the Fund will invest at least 80% of its assets in a select group of 20-30 common stocks, regardless of industry or sector, focusing on each individual company's growth potential.

Eastern Point Advisors, Inc. (the "Advisor") selects stocks by looking for companies with strong earnings growth potential that has not been recognized in the overall market. Special emphasis will be placed on mid cap and large cap companies that the Advisor believes demonstrate:

o     Financial stability
o     Strong earnings growth potential
o     Dominant or strong market position
o     Outstanding leadership

Current income is not an important consideration in selecting the Fund's investments.

The Fund intends to pursue an investment strategy that may result in a high turnover of positions. The Fund's annual portfolio turnover rate may be higher than many other mutual funds, sometimes exceeding 600%. Market conditions may dictate investments for this Fund's portfolio and may result in short-term holdings. High portfolio turnover may result in greater brokerage commissions and acceleration of capital gains which are taxable when distributed to shareholders. Greater brokerage commissions and taxes on gains may adversely affect the Fund's performance.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in U.S. and foreign short-term money market instruments as a temporary defensive measure. Some of these short-term money market instruments include:

o     Commercial paper;
o     Certificates   of  deposit,   demand  and  time   deposits  and banker's
      acceptances;
o     U.S. government securities; and
o     Repurchase agreements.

To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

Principal Risks

Any of the following situations could cause the Fund to lose money or underperform in comparison with its peer group:

Stock Market Risks: Movements in the stock market may affect the Fund's share prices on a daily basis. The overall market and the specific securities held by the Fund may decline in value and you could lose money.

Stock Selection Risks: The stocks in the Fund's portfolio may decline in value or not increase in value when the stock market in general is increasing or decreasing in value.

Small or New Companies: The Fund may invest in the securities of small or newly public companies that may be subject to greater price fluctuations and significant losses due to unseasoned management, increased competition or entrance into new markets. Shares of a small company may pose greater risks than shares of a large company because of narrow product lines, limited financial resources, less depth of management or a limited trading market for its stock.

Technology-Related Companies: The value of companies involved in computers and communication may be vulnerable to the risk of obsolescence due to technological advances.

Non-Diversification: The Fund is non-diversified and may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers' securities, which may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to meet certain tax diversification requirements.

Management: The Advisor's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective.

Suitability: The Fund may be appropriate for investors who seek capital appreciation and who are able to accept short-term fluctuations in return for the potential for greater long-term growth. Investors who are seeking current income or who have a conservative or short-term investment approach may wish to consider alternative investments.

Past Fund Performance

The bar chart and performance table below illustrate the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. As of the date of this prospectus, the Fund has not offered Class B Shares. The returns shown below are for Class A Shares of the Fund which are offered in a separate prospectus. Class B Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

The bar chart shows changes in the Fund's performance from year to year, with respect to Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than shown.


(11.27)%   (7.34)%        (16.49)%

2000        2001            2002


Year-to Date Return          -16.49% as of December 31, 2002
Best Quarter                  23.16% in the first quarter of 2000
Worst Quarter                -23.19% in the fourth quarter of 2000

The table shows how the Fund's Class A Shares average annual returns compare with those of its benchmark, the Standard & Poor's 500 Index. The figures assume reinvestment of all dividends and distributions. The performance calculations reflect the deduction of the maximum sales charges and annual Fund operating expenses. After-tax returns are presented for Class A Shares only. After-tax returns for Class B Shares will be different. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                PERFORMANCE TABLE
              (Average annual total returns as of December 31, 2002)

                                         1 Year   Since
                                                  Inception*

Class A Before Taxes                     -21.30%  -4.49%
Class A After Taxes on Distributions     -21.30%  -4.88%
Class A After Taxes on Distributions
     and Sale of Fund Shares             -12.86%  -3.63%
Class B Before Taxes(1)                  -21.09%  -3.63%
-----------------------
S & P 500 Index                          -22.10%  -9.41%

*Inception date - Class A commenced operations on October 19, 1999

(1) These returns represent the performance of the Class A Shares but have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Class B Shares within seven years of the date of purchase. Class B Shares are also subject to distribution and service fees at an annual rate of 1.00% of the Fund's Class B Share assets. Had the performance of the Class A Shares of the Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.

Fees and Expenses of the Fund

This table describes the fees and expenses that you could expect to pay as an investor in the Fund. Shareholder Fees are one-time expenses paid directly from your investment. Annual Fund Operating Expenses come out of Fund assets and are reflected in the Fund's total return.

                                                                       Class B

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                        None
Maximum Deferred Sales Charge (Load)(1)                                 5.50%
Redemption Fees                                                         None

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Management Fees                                                         1.50%
Distribution and Service (12b-1) fees(2)                                1.00%
Other Expenses(3)                                                       4.13%
                                                                        -----
Total Annual Operating Expenses(4)                                      6.63%
                                                                        =====

(1) A 5.50% deferred sales charge as a percentage of the original purchase price will apply to any redemption of Class B Shares made within the first year. During the second year, redeemed shares will incur a 5.00% sales charge. During the third year, redeemed shares will incur a 4.00% sales charge. During the fourth year 3.00%. During years five and six, 2.00% and during year seven 1.00%. The contingent deferred sales charge on Class B Shares is eliminated after the seventh year. Class B Shares automatically convert to Class A Shares eight years after the calendar month end in which the Class B Shares were purchased.

(2) The Fund has a Plan of Distribution (the "12b-1 Plan") for Class B Shares. The 12b-1 Plan may pay a maximum distribution fee of 1.00% (0.75% for distribution expenses and 0.25% for shareholder services).

(3) Prior to the date of this prospectus, Class B Shares have not been offered. Amounts are estimated based on expenses of the Fund for fiscal year ended September 30, 2002.

(4) These are the gross annualized fees and expenses that the Fund would have incurred for the fiscal year ended September 30, 2002, if the Advisor had not waived any fees and/or reimbursed certain expenses. The Advisor currently intends to continue to waive and or reimburse certain expenses indefinitely, but this voluntary action by the Advisor may be discontinued at any time on 60 day's notice. With the cap, actual expenses were:

                                                                       Class B

Management Fees                                                         0.62%
Distribution and Service (12b-1) fees                                   1.00%
Other Expenses                                                          4.13%
                                                                        -----
Net Annual Operating Expenses                                           5.75%
                                                                        =====

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o you invest $10,000 in the Fund for the time periods indicated;
o you redeem all of your shares at the end of each time period;
o your investment has a 5% return each year;
o all distributions are reinvested; and
o the Fund's operating expenses remain the same.

This example is for comparison only. Actual returns and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

                1 year    3 years   5 years    10 years
--------------------------------------------------------------
Class B(1)      1,119     $2,097    $3,014     $5,539


(1) With respect to Class B Shares, the above examples assume payment of the applicable contingent deferred sales charge at the time of redemption. The ten year figure adjusts for the conversion to Class A Shares after year eight. If you held Class B Shares, and you did not sell your shares during the periods indicated, your costs would be:

                1 year    3 years   5 years    10 years
--------------------------------------------------------------
Class B         $  573    $1,706    $2,822     $5,539

Management of the Fund

The Fund's investment advisor is Eastern Point Advisors, Inc. (the "Advisor"), 230 Broadway East, Lynnfield, Massachusetts 01940-2320. The Advisor is responsible for the selection, purchasing, monitoring and sale of the securities in the Fund's investment portfolio. The Advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

The Advisor was founded in 1995. In addition to the Fund, the Advisor manages private accounts, consisting primarily of individual accounts. As of September 30, 2002, the Advisor had approximately $122 million of assets under management.

Portfolio Management

Frederick F. Sears serves as the portfolio manager for the Fund. Mr. Sears graduated from Boston University in 1990 with a Bachelor of Arts degree in English and subsequently participated in Boston University's Masters of Business Administration program. From 1994 to 1995, Mr. Sears researched and analyzed companies for Boston-based FinNet, a financial services firm. From 1995 until 1998, Mr. Sears researched and analyzed companies for Boston-based Culverwell & Company, a broker-dealer and investment banker specializing in small and micro-cap securities. He is also the founder (1999) and General Partner of Clermont Capital and the Clermont Fund, a United States-based long/short hedge fund specializing in growth stocks.

Management Fees

The Fund pays the Advisor an annual fee of 1.50% of average daily net assets payable monthly for providing investment advisory services. During the most recent fiscal year, after fee waivers, the Fund paid 0.62% in investment advisory fees.

The Advisor has voluntarily undertaken to waive a portion of its advisory fee and/or reimburse Fund expenses so that total operating expenses of the Fund do not exceed 5.75% for Class B Shares.

The Advisor has the right to terminate the fee waiver at any time with 60 days' notice. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding the current expense limits.

Your Account

Choosing A Share Class

The Fund currently offers investors three different classes of shares, Class A, Class B and Class C shares. Class B Shares automatically convert to Class A Shares eight years after the calendar month-end in which the Class B Shares were purchased. Because of this conversion feature, certain disclosure is necessary in this prospectus about Class A Shares of the Fund. Additional information concerning the Fund's Class A Shares may be obtained by reading a copy of that prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares you are purchasing. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Class A Shares
----------------------------------------------------------------------------
                                                                Sales charge
                                       Sales charge as %       as % of amount
         Amount invested               of offering price   invested in each Fund
         ---------------               -----------------   ---------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
       less than $50,000                   5.75%                 6.10%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
       $50,000 but less than               4.75%                 4.99%
       $100,000
----------------------------------------------------------------------------
----------------------------------------------------------------------------
       $100,000 but less than              3.75%                 3.90%
       $500,000
----------------------------------------------------------------------------
----------------------------------------------------------------------------
       $500,000 but less than              2.75%                 2.83%
       $1,000,000
----------------------------------------------------------------------------
----------------------------------------------------------------------------
       $1,000,000 or more                  1.00%                 1.01%
----------------------------------------------------------------------------


Under certain circumstances, the sales charge for Class A shares may be waived. Please see the Statement of Additional Information. Class A shares are also subject to an annual 12b-1 fee of 0.25% of average daily net assets, which is lower than the 12b-1 fee for the Class C shares.

Ways to Reduce Sales Charges

Investors can reduce or eliminate sales charges on Class A shares under certain conditions:

Combined Purchases

Purchases made at the same time by an individual, his or her spouse and any children under the age of 21 are added together to determine the sales charge rate.

Letter Of Intent

This non-binding agreement allows you to purchase Class A shares over a period of 13 months with the sales charge that would have applied if you had purchased them all at once.

Combination Privilege

You can use the combined total of Class A shares of the Fund for the purpose of calculating the sales charge.

Please Note:

You must advise your dealer, the transfer agent or the Fund if you qualify for a reduction and/or waiver in sales charges.

Class B Shares

Class B Shares have no up-front sales charge, so that the full amount of your purchase is invested in the Fund. Class B Shares are subject to a contingent deferred sales charge ("CDSC") and automatically convert to Class A Shares after eight years, at which time applicable Distribution 12b-1 and Service Fees are reduced. The following is a schedule of the CDSC:


Year 1  Year 2   Year 3   Year 4   Year 5   Year 6   Year 7   Year 8
------  ------   ------   ------   ------   ------   ------   ------

5.50%   5.00%    4.00%    3.00%    2.00%    2.00%    1.00%    None

The Fund has adopted a Class B Shares 12b-1 plan that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Buying Shares

You can purchase shares of the Fund through broker-dealers or directly through the Advisor. You may buy shares of the Fund with an initial investment of $250 or more. Additional investments may be made for as little as $50. The Fund has the right to waive the minimum investment requirements for employees of the Advisor and its affiliates. The Fund also has the right to reject any purchase order.

Purchase Price/Determination of NAV

The price of the Fund's shares is based on the Net Asset Value ("NAV") plus any applicable front-end sales charge for Class A shares (the "Offering Price"). The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of the Fund (assets-liabilities/the number of shares = NAV). The Fund's investments are valued based on market value, or where market quotations are not available, on fair value as determined in good faith by the Board of Trustees. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally 4 p.m. Eastern Time.

If you pay a sales charge, your price will be the Fund's offering price. When you buy shares at the offering price, the Fund deducts the appropriate sales charge and invests the rest in the Fund. If you qualify for a sales charge waiver for Class A Shares, your price will be the Fund's NAV.

To Buy Shares
                   Initial Investment          Subsequent Investments
                   ------------------          ----------------------
By Mail      o     Complete and sign the    o     Make your check
                   account registration.          payable to the
             o     Make your check payable        Eastern Point
                   to the Eastern Point           Advisors Twenty
                   Advisors Twenty Fund           Fund.
             o     Mail the application     o     Fill out an investment
                   and your check to:             slip from an account
                   Fund Services, Inc.            statement, include
                   1500 Forest Avenue             your name and
                   Suite 111                      account number.
                   Richmond, Virginia  23229      Mail to:
             o     Minimum Initial                Fund Services, Inc.
                   Investment is $250.            1500 Forest Avenue
                                                  Suite 111
                                                  Richmond, Virginia 23229
                                            o     Minimum subsequent
                                                  investment for all
                                                  accounts is $50.

By Wire      o     Call the transfer agent  o     Call  the transfer
                   at (800) 628-4077 to           agent at (800)
                   arrange for a wire             628-4077 to arrange
                   purchase.  For same day        for a wire
                   purchase, the wire must be     purchase.  For same
                   received by 4:00 p.m.          day purchase, the
                   Eastern Time.                  wire must be
             o     Wire federal funds to:         received by 4:00
                   Suntrust Bank                  p.m. Eastern Time.
                   ABA # 061000104          o     Wire federal funds to:
                   Credit: Eastern Point          Suntrust Bank
                   Advisors Twenty Fund           ABA # 061000104
                   Acct. #: 1000008222191         Credit: Eastern
                   FBO:  (Insert your name        Point Advisors
                   and account number.)           Twenty Fund
                                                  Acct. #:
             o     Mail completed account         1000008222191
                   registration to the            FBO:  (Insert your
                   address above.                 name and
             o     Note: Your bank may            account number.)
                   charge a wire fee.       o     Note: Your bank may
                                                  charge a wire fee.

By           o     You must open a regular  o     Call  (877) ICFUNDS
Automatic          Fund account with $250         (877) 423-8637 to
Investment         minimum prior to               request the form.
Plan               participating in this    o     Complete and return
                   plan.                          the form and any other
                                                  required materials.

Banks, brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Fund.

The Fund may accept telephone orders. Unless you decline telephone privileges on your account application, you may be responsible for any fraudulent telephone orders as long as the Fund takes reasonable measures to verify the orders.

Retirement Accounts

Shares of the Fund are available for purchase through individual retirement accounts ("IRAs") and other retirement plans. Accounts established under such plans must have all dividends reinvested in the Fund. For more information about these plans or for an IRA application, please call (877) ICFUNDS (877) 423-8637.

Selling Your Shares

You may sell or "redeem" your shares on any day the NYSE is open, either directly through the Advisor or through your broker-dealer. The price you receive will be the NAV next calculated after the Fund's transfer agent receives your redemption request in proper order, less any applicable contingent deferred sales charge.

Selling Recently Purchased Shares

The Fund will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to 8 business days to allow the purchase check to clear.

Signature Guarantees

A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or financial institutions can provide you with a signature guarantee, but a notary public can not.

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

To Sell Shares:

By Mail      o     Submit a written             o     Mail your request to:
                   request for redemption       o     Fund Services, Inc.
                   with:                              1500 Forest Avenue
             o     The Fund's name;                   Suite 111
             o     Your   Fund    account             Richmond, Virginia
                   number;                            23229
             o     The  dollar  amount or       o     A check  will be mailed
                   number   of   shares   or          to the name and  address
                   percentage     of     the          in which the  account is
                   account  to be  redeemed;          registered.
                   and
             o     Signatures    of   all
                   persons  required to sign
                   for         transactions,
                   exactly   as  the  shares
                   are registered.

By Wire      o     This  option  must  be        o    Wire redemption
                   elected   either  in  the          requests     must     be
                   initial   application  or          received before 10:00
                   subsequently  in  writing          a.m.  Eastern  Time  for
                   with     a      signature          money  to be  wired  the
                   guarantee.                         same business day.
             o     Call   the    transfer        o    There  is   a   $9.00
                   agent at  (800)  628-4077          charge  for  redemptions
                   with your request.                 under  $10,000  made  by
                                                      wire.

By Telephone o     This service must be          o    The Fund will use
                   elected in advance,                reasonable procedures
                   either in the initial              to confirm that the
                   application or                     request is genuine.
                   subsequently in writing       o    Written    confirmation
                   with a signature                   will be provided.
                   guarantee.
             o     Call the transfer agent at (800) 628-4077 with your request.

By           o     Complete the                   o   Withdrawals    can   be
Systematic         appropriate section on             monthly, quarterly,
Withdrawal         the Account Registration           semi-annually or
Plan               or call (877) ICFUNDS              annually.   The  minimum
                   (877) 423-8637 to                  amount is $100.
                   request a form to add              Redemption fees will
                   the plan.                          not be charged under
             o     To  participate,   you             this plan.
                   must   own  or   purchase
                   shares  with a  value  of
                   at least $10,000.

Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service that would not be charged by the Fund.

Additional Information on Buying
and Selling Fund Shares
General Policies
The Fund reserves the right to:

o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or the shareholders to accept such order. The Fund will not permit market-timing or other abusive trading practices in the Fund; make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect fund operations (for example, if it represents more than 1% of the Fund's assets);change the minimum investment amounts;

o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear;

o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Timing of Purchase or Sale Requests

All requests received in good order by the transfer agent before the close of the NYSE, typically 4:00 p.m. Eastern Time, will be executed the same day, at that day's NAV. Orders received after the close of the NYSE will be executed the following day, at that day's NAV. Purchase and redemption orders are executed only on days when the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but no later than seven calendar days after receipt of your redemption request, unless your purchase check has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders, or (3) an emergency exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Minimum Balances

The Fund may redeem your remaining shares at NAV if the balance of your account falls below $250 due to redemptions. The Fund will notify you if your balance has fallen below $250, and you will have 60 days to increase your account balance before your shares are redeemed. The Fund may close any account without notice if the account is inactive and the value of the account is $0.

Mailings to Shareholders

The Fund mails quarterly statements summarizing the activity in your account(s) and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Fund will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call (877) ICFUNDS (877) 423-8637.

Dividends, Distributions and Taxes

The Fund generally pays dividends and distributions of virtually all of its net investment income and net realized capital gains at least once a year.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short-term or long-term depending on how long the Fund held the security, regardless of how long you have held your shares. If the gain is on a security held by the Fund one year or less, it is considered short term; a gain on a security held more than one year by the Fund is considered long term.

Reinvestment Option

Dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you elect to receive them by check on the account application. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plans. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions are taxed based on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund Shares is a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

You will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. You will also receive information showing which portion of the distributions is not taxable in certain states.

Backup Withholding

Shareholders may have 30% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.

Other Investment Strategies and Risks

The Fund's main investment strategies are set out in the front of the prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (877) ICFUNDS (877) 423-8637.

Other Potential Risks

The Fund may, at times, invest a small portion of its assets in derivative securities, such as future contracts and options. In addition, the Fund may enter into interest rate, currency and swap agreements, which are deemed derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's Class A Shares' financial performance. Class B shares of the Fund have not commenced operations. Certain information reflects financial results for a single Fund Class A Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. Briggs, Bunting and Dougherty, LLP has audited this information and their report, along with the Fund's financial statements, are included in the annual report, which is available upon request.



The table below sets forth financial data for a share outstanding throughout the periods.

                        For the Year       For the Year          For the
                        Ended              Ended                 Period Ended
                        September 30,      September 30,         September 30,
                      -----------------   -----------------      ---------------
                             2002               2001                 2000*
                      -----------------   -----------------      ---------------
                      Class A   Class C   Class A   Class C   Class A  Class C
                      -------   -------   -------   -------   -------  -------


Net   Asset    Value,
beginning of period    $8.80     $8.17    $15.41    $14.44    $10.00  $10.00
                       -----     -----    ------    ------    ------  ------

Income From Investment
  Operations:          (0.45)    (0.53)    (0.46)    (0.53)    (0.65)  (0.74)
Net investment loss(b)  0.58      0.62     (5.79)    (5.38)     6.06    5.18
                        ----      ----     ------    ------    -----  ------
Net realized and
 unrealized  gain/loss
  on investments (b)    0.13      0.09     (6.25)    (5.91)     5.41    4.44
                        ----      ----     ------    ------    -----  ------

Distributions to Shareholders:
From Capital Gains        --       --      (0.36)    (0.36)      --      --
Total Distributions       --       --      (0.36)    (0.36)      --      --
                       ------   ------     ------   -------   ------ ------

Net Asset  Value,  at
end of period          $8.93     $8.26     $8.80     $8.17    $15.41  $14.44
                       =====     =====     =====     =====    ======  ======

Total Return            1.48%     1.10%   (40.96)%  (41.37)  54.10%(c)44.40%(c)

Ratios/Supplemental Data:

Net  Assets,  end  of
period (000s)         $6,454      $642    $6,289      $837  $9,587   $1,352

Ratios to Average Net Assets:

Net investment loss(a) (4.42)%   (5.17)%   (4.11)%   (4.86)%  (4.64)% (4.98)%
Operating expenses(a)    5.00%     5.75%     5.00%     5.75%    5.00%   5.34%
Operating expenses
excluding
reimbursements and
waivers (a)             5.88%     6.63%     5.15%     5.90%    7.07%    7.82%
Net investment loss
excluding
reimbursements and
waivers (a)           (5.30)%  (6.05)%    (4.26)%   (5.01)%  (6.71)%  (7.46)%
Portfolio Turnover
  Rate                   469%     469%       674%      674%     606%     606%



* The Eastern Point Advisors Twenty Fund SEC effective, October 18, 1999. Class A commenced operations on October 19, 1999
  Class C commenced operations on October 29, 1999

(a) Annualized.
(b) Based on weighted average share method.
(c) Total return from inception

  The following does not constitute part of and is not incorporated into the prospectus for Eastern Point Advisors Funds Trust

                                 Privacy Policy
                       Eastern Point Advisors Funds Trust

Commitment to Consumer Privacy

   The Eastern Point Advisors Funds Trust is committed to handling investor information responsibly. We recognize and respect your privacy expectations and believe the confidentiality and security of your personal financial information is one of our financial responsibilities.

Collection of Consumer Information

   Eastern Point Advisors Funds Trust collects, retains and uses consumer information only where we reasonably believe it would be useful to the consumer and allowed by law. Consumer information collected by, or on our behalf generally comes from the following sources:

o     account applications and other forms submitted by Fund shareholders;

o correspondence, written or electronic, or telephone contacts with shareholders of, or consumers inquiring about Eastern Point
      Advisors Funds Trust;

o transaction history of shareholder accounts with Eastern Point Advisors Funds Trust; or

o     third parties.

Disclosure of Consumer Information

   We disclose consumer information to third parties who are not affiliated with the Eastern Point Advisors Funds Trust:

o     as permitted by law, or

o to perform marketing services on behalf of Eastern Point Advisors Funds Trust or pursuant to a joint marketing agreement between Eastern Point Advisors Funds Trust and other financial institutions.

Security of Consumer Information

   We require service providers to Eastern Point Advisors Funds Trust:

o to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of Eastern Point Advisors Funds Trust; and

o to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of customers and Eastern Point Advisors Funds Trust.

Additional Information

For investors who want more information about the Fund, the following document is available free upon request:

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of the SAI, request other information and ask questions about the Fund by contacting:

                          First Dominion Capital Corp.
                         1500 Forest Avenue, Suite 223,
                           Richmond, Virginia 23229,
                      toll free (877)ICFUNDS (877) 423-8637
                      e-mail: mail@shareholderservices.com.

General inquiries regarding the Fund may also be directed to the above address or telephone number.

You can review the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). You may obtain paper copies for a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-6009 or by calling 1-202-942-8090 or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may also download a copy of this document from the SEC's Internet website for no charge at http://www.sec.gov.

The Fund's SEC File No. is 811-09497

                       EASTERN POINT ADVISORS FUNDS TRUST
                       Eastern Point Advisors Twenty Fund

                       Statement of Additional Information


                                 April __, 2003

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Eastern Point Advisors Twenty Fund prospectus dated April __, 2003, which is incorporated by reference herein. The information in this Statement of Additional Information expands on information contained in the prospectus. The prospectus can be obtained without charge by contacting either the dealer through whom you purchased shares or the principal distributor of Eastern Point Advisors Twenty Fund at the phone number or address below.

                                   Distributor

                          First Dominion Capital Corp.
                          1500 Forest Avenue, Suite 223
                            Richmond, Virginia 23229
                                 (800) 776-5455.

The Fund's audited financial statements and notes thereto for the year ended September 30, 2002 and the unqualified report of Briggs, Bunting & Dougherty, LLP, the Fund's independent auditors, on such financial statements are included in the Fund's Annual Report to Shareholders for the year ended September 30, 2002 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report, free of charge, by writing to the Fund or calling (877) 423-8637.

  Table of Contents
                                                             PAGE

Eastern Point Advisors Twenty Fund                             3

Investment Strategies and Related Risks                        3

Other Investment Practices and Risks                           7

Investment Restrictions                                        8

Management of the Trust                                        9

Control Persons and Principal Holders of Securities           11

Investment Management and Other Services                      11

Description of Fund Shares                                    14

Brokerage                                                     15

Purchase, Redemption and Pricing of Shares                    15

Net Asset Value                                               18

Taxes                                                         19

Determination of Performance                                  21

Financial Statements                                          21

Appendix A - Description of Securities Ratings                22

                       Eastern Point Advisors Twenty Fund

Eastern Point Advisors Funds Trust (the "Trust"), 230 Broadway East, Suite 203, Lynnfield, Massachusetts 01940, is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on July 14, 1999.

The Trust offers shares of beneficial interest (the "shares") in Eastern Point Advisors Twenty Fund in three classes of shares: Class A Shares, Class B Shares and Class C Shares (referred to individually as a "class" and collectively as the "classes").

Investment Strategies and Related Risks

The prospectus describes the fundamental investment objective and certain restrictions applicable to the Fund. The following supplements the information found in the prospectus concerning the investment policies of the Fund. The investment practices described below, except for the discussion on portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Common Stock. The Fund will generally invest in common stocks. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company's organization and operations. Although common stocks generally have a history of long-term growth in value, common stock prices are often volatile in the short-term and can be influenced by general market risk and specific corporate risks.

Convertible Securities. The Fund may invest in convertible securities. Convertible securities may be bonds, preferred stock or other securities that pay a fixed rate of interest or dividends, but offer the owner the option of converting the security into common stock. The value of convertible securities will change based on the price of the underlying common stock. Convertible securities generally pay less interest or dividend income than similar non-convertible securities, but a non-convertible security's income provides a cushion against the stock's price declines.

Small Capitalization Companies. The Fund may invest in companies with market capitalization of $1 billion or less. Investing in the common stock of smaller companies involves special risks and considerations not typically associated with investing in the common stock of larger companies. The securities of smaller companies may experience more market price volatility than the securities of larger companies. These companies are typically subject to more dramatic changes in earnings and business prospects than larger, more established companies. In addition, the securities of smaller companies are less liquid because they tend to trade over-the-counter or on regional exchanges, and the frequency and volume of their trading are often substantially less than for securities of larger companies.

Foreign Securities. The Fund may invest directly in foreign securities or indirectly in foreign securities through American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). For many foreign securities, there are U.S. dollar denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. Generally, there is a large, liquid market in the United States for most ADRs. The Fund may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security. The Fund will not invest in unsponsored ADRs and EDRs.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than securities of U.S. issuers. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

Additionally, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization, foreign taxation, limitations on the removal of assets of a Fund from a country, political or social instability, or diplomatic developments.

If the Fund's foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders.

Restricted Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and which are subject to restrictions on transfer. The Fund will limit investments in restricted securities to no more than 15% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Trustees.

Rule 144A Securities. The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities may be classified as "illiquid securities", however, any such security will not be considered illiquid if it is determined by Eastern Point Advisors, Inc. (the "Advisor"), under guidelines approved by the Fund's Board of Trustees, that an adequate market exists for that security. This investment practice could have the effect of raising the level of illiquidity in a Fund during any period in which qualified institutional buyers are not interested in purchasing these restricted securities.

Illiquid Securities. The Fund may invest up to 15% of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Illiquid securities generally include securities that cannot be sold within seven business days in the ordinary course of business at approximately the price at which the Fund has valued the securities. Repurchase agreements with maturities in excess of seven business days and securities that are not registered under the 1933 Act, but that may be purchased by institutional buyers pursuant to Rule 144A under the Securities Act, are subject to this 15% limit (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).

When-Issued Securities. The Fund may invest in securities prior to their date of issue. These securities could rise or fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Fixed-Income Securities. The Fund may invest in fixed-income securities. Even though interest-bearing securities are investments, which promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

U.S. Government Securities. The Fund may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities. Government securities may have fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities as it is not obligated to do so by law.

Credit Ratings. When investing in fixed-income securities, the Fund will purchase only those securities rated at the time of purchase within the four highest grades assigned by Standard & Poor's Rating Group ("S&P") (AAA, AA, A, BBB, BB) or Moody's Investor's Service, Inc. ("Moody's") (Aaa, Aa, A, Baa)

Generally, the ratings of Moody's and S&P represent the opinions of these agencies as to the credit quality of the securities, which they rate. These ratings are subjective and are not absolute standards of quality. Changes in the rating of any fixed-income security or in the ability of the issuer to make payments of interest and principal will affect the value of the security.

The Fund may invest in eligible unrated securities, which, in the opinion of the Advisor, offer comparable risks to permissible rated securities. A security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund after purchase. Neither of these events will necessarily require the Fund to sell the securities.

Fixed-income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value.

Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined. In the event of a bond being called, the Advisor may have to reinvest in lower yielding securities to the detriment of the Fund.

Extension risk is the risk that an issuer may pay principal on an obligation slower than expected, having the effect of extending the average life and duration of the obligation. This typically happens when interest rates have increased.

Repurchase Agreements. The Fund may enter into repurchase agreements with approved banks and broker-dealers. In a repurchase agreement, a Fund purchases securities with the understanding that they will be repurchased by the seller at a set price on a set date.

Repurchase agreements involve some credit risk. For example, if a seller defaults, the Fund will suffer a loss if the proceeds from the sale of the collateral are lower than the repurchase price. To minimize risk, collateral must be held with the Fund's custodian at least equal to the repurchase price, including any accrued interest.

Derivatives. The Fund may invest in derivative instruments, which are financial instruments whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset or security. Derivatives may be purchased for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. The Fund's transactions in derivative instruments may include the purchase and writing of options on securities.

Writing Covered Options. A call option on securities obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the option's expiration date. A put option on securities obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the option's expiration date. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered by (1) maintaining cash or liquid securities in a segregated account with a value at least equal to a Fund's obligation under the option, (2) entering into an offsetting forward commitment and/or (3) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account.

The Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the other party to the option. These purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option enables the Fund to purchase specified securities at a set price during the option period, in return for the premium paid. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option enables the Fund to sell specified securities at a specified price during the option period, in exchange for the premium paid. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased for the purpose of benefiting from a decline in the price of securities, which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by compensating changes in the value of the Fund's portfolio securities.

Risks Associated With Options Transactions. The success of transactions in derivative instruments depends on the Advisor's judgment as to their potential risks and rewards. Use of derivatives exposes the fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument.

Other Investment Practices and Risks

Lending Portfolio Securities. The Fund may lend its portfolio securities. These loans are secured by the delivery to the Fund of cash collateral, which may be invested in short-term debt securities and money market funds. The Fund may make loans only to broker-dealers who are members of the New York Stock Exchange
(NYSE), or who have net capital of at least $10,000,000. Such loans will not be made against less than 100% cash collateral maintained at 100% of the market value (marked-to-market daily) of the loaned securities. Loans will be made only if the Fund can terminate the loan at any time.

When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the Fund may incur a loss or, in the event of a borrower's bankruptcy, may be prevented from or delayed in, liquidating the collateral.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under which a Fund sells portfolio assets with an agreement to repurchase the assets at a later date at a set price. The Fund continues to receive principal and interest payments on these securities. The Fund will maintain a segregated custodial account consisting of cash or liquid securities of any type or maturity, having a value at least equal to the repurchase price, plus accrued interest.

Reverse repurchase agreements involve the risk that the value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are borrowings by the Fund and are subject to its investment restrictions on borrowing.

Non-Diversification. The Fund is classified as "non-diversified" under the 1940 Act. Non-diversification means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since the Fund may invest a larger proportion of its assets in a single issuer, an investment in the Fund may be subject to greater fluctuations in value than an investment in a diversified fund.

Portfolio Turnover. The Fund's portfolio turnover rate is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.

The Fund may have a portfolio turnover rate higher than that of other mutual fund with a similar objective. The Fund's annual portfolio turnover rate may be higher than many other mutual funds, sometimes exceeding 600%.

High rates of portfolio turnover (100% or more) entail certain costs, including increased taxable income for the Fund's shareholders. Also, the higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and markdowns, and other transaction costs incurred. The Advisor takes these costs into account, since they affect the Fund's overall investment performance and reduce shareholders' return.

Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Fund may invest in money market mutual funds and in investment grade short-term fixed income securities including, but not limited to, short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker's acceptances and repurchase agreements.

Other Investments. Subject to prior disclosure to shareholders, the Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

Investment Restrictions

Fundamental Investment Restrictions. The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's outstanding shares present at a meeting, if the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy, or (2) more than 50% of the Fund's outstanding shares. Except as otherwise stated in the prospectus, the Fund may not:

1. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act.

2. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act when selling its own portfolio securities.

3. Purchase, sell or invest in real estate, real estate investment trust securities, real estate limited partnership interests, but the Fund may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.

4. Invest in commodities or commodity futures contracts, or invest in oil, gas or other mineral leases, or exploration or development programs, except for transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, and currencies.

5. Make loans to other persons, except loans of securities not exceeding one-third of the Fund's total assets. For purposes of this limitation, investments in debt obligations and transactions in repurchase agreements shall not be treated as loans.

6. Invest in the securities of any one industry (except securities issued or guaranteed by the U.S. government, its agencies and instrumentalities), if as a result more than 25% of the Fund's total assets would be invested in the securities of such industry.

Non-Fundamental Investment Restrictions. The following restrictions may be modified by the Trustees without shareholder approval. The Fund may not:

1. Invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be sold in seven business days at a price approximately equal to the price at which the Fund is valuing the security. Restricted securities and repurchase agreements with maturities in excess of seven business days are subject to this 15% limitation.

2. Invest in other open-end investment companies except to the extent allowed in the 1940 Act. Under the 1940 Act, the Fund may acquire securities of other investment companies if, immediately after the acquisition, the Fund does not own in the aggregate (1) more than 3% of the total outstanding voting stock of such other investment company, (2) more than 5% of the value of the Fund's total assets in any other investment company, or (3) securities issued by such other investment companies having an aggregate value in excess of 10% of the value of the Fund's total assets.

3. Invest in a company for the purpose of exercising control or management of the company.

4. Write or purchase options in excess of 5% of the value of the Fund's total net assets.

5. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may engage in short sales against the box for tax strategy purposes.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Fund's assets that may be invested in any security, such percentage limitation will be applied only at the time the Fund acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Fund.

Management of the Trust

Trustees and Officers of the Trust. The direction and supervision of the Fund is the responsibility of the Board of Trustees. The Trustees have been elected by the shareholders of the Fund. The Board establishes the policies of the Fund and oversees and reviews the management of the Fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Fund. The Board also reviews the various services provided by the Advisor and the Fund's administrator to ensure that the Fund's general investment policies and programs are being carried out and administrative services are being provided in a satisfactory manner. The Trustees and officers of the Fund and their principal occupations during the past five years are set forth below:

 -----------------------------------------------------------------------------
 Name (Age)     Position(s)Number Principal Occupation(s)   Other
 and Address    Held with  of     During the Past 5 Years   Directorships by
                Trust and  Funds                            Trustees
                Tenure     in
                           Trust
                           Overseen
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Interested Trustees:
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Theodore E.    Chairman     1    Chairman, Chief           None
 Charles (1)    of the            Executive Officer and
 (59)           Board,            President, Investors
 230 Broadway   President         Capital Holdings (1995
 East           and               to present); Chief
 Suite 203      Trustee           Executive Officer,
 Lynnfield, MA  since             Investors Capital
 01940          October,          Corporation and Eastern
                1999              Point Advisors, Inc.
                                  (1991 to present).
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Timothy B.     Treasurer    1    President, Investors      None
 Murphy (2)     and               Capital Corporation
 (38)           Trustee           (1994 to present);
 230 Broadway   since             President, Eastern Point
 East           October,          Advisors, Inc. (1995 to
 Suite 203      1999              present); Vice
 Lynnfield, MA                    President, Treasurer and
 01940                            Director, Investors
                                  Capital Holdings (1995 to present).
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Non-interested Trustees:
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Robert T.      Trustee      1    Director of Operations,   None
 Martin, (35)   since             Ipswich Brewing Co.,
 230 Broadway   October,          (1995 to present);
 East           1999              Manager, Products for
 Suite 203                        Research, Inc., a
 Lynnfield,                       scientific equipment
 MA  01940                        firm (1994-1995).
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 John S.        Trustee      1    Owner/Manager, Wal-Lex    None
 Rando, Jr.,    since             Shopping Center
 (39)           October,          (1986-present).
 230 Broadway   1999
 East
 Suite 203
 Lynnfield,
 MA  01940
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Arthur E.      Trustee      1    President and Treasurer,  None
 Stickney, (68) since             Stickney & Associates,
 230 Broadway   October,          Inc., an advertising
 East           1999              firm (1985-present);
 Suite 203                        President and Treasurer,
 Lynnfield,                       Kenmore Industries, an
 MA  01940                        entryways distributor
                                 (1985-present).
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Officers:
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 C. David       Secretary    1    Chief Legal Counsel to    None
 Weller, (46)   since             Investors Capital
 230 Broadway   October,          Holdings, Investors
 East           1999              Capital Corporation and
 Suite 203                        Eastern Point Advisors,
 Lynnfield,                       Inc. (1995-present);
 MA  01940                        General Counsel, Hancock
                                  Partners Insurance, LLP
                                 (1995-present).
 -----------------------------------------------------------------------------

(1) Mr. Charles is considered to be an "interested person" of the Trust because: (1) he is an officer of the Trust; and (2) he owns or controls various service providers.

(2)  Mr. Murphy is considered to be an "interested person" of the Trust because:
     (1) he is an officer of the Trust; and (2) he is an officer of the Advisor to the Fund.

Each trustee holds office for an indefinite term and until the earlier of: the Trust's next meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board of Trustees and serves for a period of one year, or until his successor is duly elected and qualified.

The Trust has a standing Audit Committee of the Board of Trustees composed of Messrs. Martin, Rando and Stickney. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board of Trustees the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Trustees. During its most recent fiscal year ended September 30, 2002, the Audit Committee met once.

The Trust has a standing Nominating Committee of the Board composed of Messrs. Martin, Rando and Stickney. The Nominating Committee is responsible for the selection and nomination of candidates to serve as trustees of the Trust. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI. During the Trust's most recent fiscal year ended September 30, 2002, the Nominating Committee did not meet.

As of December 31, 2002, the Trustees beneficially owned the following dollar range of equity securities in the Fund:

---------------------------------------------------------
Name of Trustee  Dollar Range of     Aggregate Dollar
                     Equity          Range of Equity
                  Securities in     Securities in all
                    the Fund        Funds of the Trust
                                     Overseen by the
                                         Trustee
---------------------------------------------------------
---------------------------------------------------------
Theodore E.     $1-$10,000        $1-$10,000
Charles
---------------------------------------------------------
---------------------------------------------------------
Timothy B.      $1-$10,000        $1-$10,000
Murphy
---------------------------------------------------------
---------------------------------------------------------
Robert T.       None              None
Martin
---------------------------------------------------------
---------------------------------------------------------
John S. Rando,  None              None
Jr.
---------------------------------------------------------
---------------------------------------------------------
Arthur E.       None              None
Stickney
---------------------------------------------------------

Compensation of Trustees and Officers. Trustees and Officers affiliated with Investors Capital Corporation or the Advisor are not compensated by the Trust for their services. The Fund does not have any retirement plan for its Trustees. Each Trustee who is not an affiliated person of the Advisor or the distributors, as defined in the 1940 Act, receives $500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.

The following table sets forth the compensation paid by the Trust to the non-interested Trustees during the Fund's fiscal year ending September 30, 2002.

-----------------------------------------------------------------
Name and Position    Aggregate     Pension     Estimated  Total
                     Compensation  or          Annual     Compensation
                     From          Retirement  Benefits   from Fund
                     Fund          Benefits    Upon       and Fund
                                   Accrued     Retirement Complex
                                   as Part of  Paid to
                                   Fund        Trustees*
                                   Expenses
-----------------------------------------------------------------
-----------------------------------------------------------------
Robert T. Martin,    $2,000        None        None       $2,000
Trustee
-----------------------------------------------------------------
-----------------------------------------------------------------
John S. Rando, Jr.,  $1,500        None        None       $1,500
Trustee
-----------------------------------------------------------------
-----------------------------------------------------------------
Arthur E. Stickney,  $1,000        None        None       $1,000
Trustee
-----------------------------------------------------------------

* The Fund is the only registered mutual fund in the fund complex.

Sales Load. The sales load for Class A Shares is waived for purchases of Fund shares made by current or former trustees, officers, or employees, or agents of the Trust, the Advisor, the distributors and by members of their immediate families.

Code of Ethics. The Fund, the Advisor and the distributors have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act, applicable the securities trading practices of their personnel. Each respective code permits the covered personnel to trade in securities in which the Fund may invest, subject to certain restrictions and reporting requirements.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet Website at http://www.sec.gov.

Control Persons and Principal Holders of Securities

Control Persons. Control persons are those that own beneficially more than 25% of the Fund's outstanding shares. As of December 31, 2002, there were no control persons of the Fund.

Principal Holders. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding shares. As of December 31, 2002, there were no principal holders of the Fund.

Management Ownership. As of December 31, 2002, the Trustees and officers, as a group, owned less than 1% of the outstanding shares of the Trust, its series or classes.

Investment Management and Other Services

Investment Advisor. The Fund has employed Eastern Point Advisors, Inc. (the "Advisor") as its investment advisor. As of December 31, 2002, the Advisor managed approximately $116 million of assets, consisting primarily of non-discretionary brokerage accounts. Through his ownership and voting control of more than 25% of the outstanding shares of the Advisor and the Advisor's parent, Investors Capital Holdings, Ltd., Theodore E. Charles is considered to control the Advisor. Investors Capital Holdings, Ltd. is the parent corporation of Investors Capital Corporation, one of the Fund's distributors.

In addition to managing the Fund's investments consistent with its investment objective, policies and limitations, the Advisor makes recommendations with respect to other aspects and affairs of the Fund. The Advisor also furnishes the Fund with certain administrative services, office space and equipment. All other expenses incurred in the operation of the Fund are borne by the Fund. Under the Investment Advisory Agreement, the Advisor will not be liable for any error of judgment or mistake of fact or law or for any loss by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss from a breach of a fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Investment Advisory Agreement.

For providing investment advisory and other services and assuming certain Fund expenses, the Fund pays the Advisor a monthly fee at the annual rate of 1.50% of the value of the Fund's average daily net assets. For the Fund's fiscal year ending September 30, 2003, the Advisor has voluntarily agreed to waive its fees and reimburse expenses so that total operating expenses of the Fund do not exceed 5.75% for Class B shares. The Advisor may terminate this waiver at any time. Any waiver or reimbursement by the Advisor is subject to reimbursement by the Fund within the following three years, to the extent such reimbursement by the Fund would not cause ratio of total operating expenses to exceed any current expense limitation. Additionally, the Advisor has agreed to reimburse all expenses incurred in connection with the organization of the Fund, subject to the same recapture provisions described above.

The Investment Advisory Agreement is for an initial term of two years and continues in effect from year to year thereafter if such continuance is approved annually by the Trustees or by a vote of a majority of the outstanding shares of the Fund, and, in either case, by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party to the Investment Advisory Agreement, voting in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated at any time without penalty by the Trustees, by vote of a majority of the outstanding shares of the fund or by the Advisor, upon sixty days' written notice. The Investment Advisory Agreement terminates automatically if assigned.

The Fund pays all expenses not assumed by the Advisor, including, but not limited to: Trustees' expenses, audit fees, legal fees, interest expenses, brokerage commissions, fees for registration and notification of shares for sale with the Securities and Exchange Commission (the "SEC") and various state securities commissions, taxes, insurance premiums, fees of the Fund's administrator, transfer agent, fund accounting agent or other service providers, and costs of obtaining quotations for portfolio securities and the pricing of Fund shares.

The following table shows the amounts of investment advisory fees payable, fees waived and expenses reimbursed for the last three fiscal years.

--------------------------------------------------------------------------------
Year Ended September 30,   Fees Payable   Fees Waived      Expenses Reimbursed
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2002                       $125,553       $73,893            $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2001                       $134,868       $13,090            $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2000                       $ 79,659       $79,659            $30,199
--------------------------------------------------------------------------------

Administrator. Pursuant to the Administrative Services Agreement with the Trust (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, became the administrator of the Fund on December 6, 2002. CSS supervises all aspects of the operation of the Fund, except those performed by the Advisor. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. For its services as administrator, CSS receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee. CSS also receives an hourly fee, plus out-of-pocket expenses for shareholder servicing and state securities law matters.

Prior to December 6, 2002, PFPC Inc. ("PFPC"), 3200 Horizon Drive, King of Prussia, PA served as administrator to the Fund pursuant to a Services Agreement. For the fiscal years ended September 30, 2002, September 30, 2001 and September 30, 2000, PFPC was paid $68,493, $53,832 and $46,935, respectively, for administrative services to the Fund.

Distributor. First Dominion Capital Corp. ("FDCC"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the principal underwriter and national distributor for Class B Shares of the Fund and also serves as co-distributor for other classes of the Fund pursuant to a distribution agreement (the "Distribution Agreement"). FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. FDCC is entitled to receive front-end sales charges on the sales of Class A Shares as described in the applicable prospectus and SAI. FDCC is also entitled to receive payment of contingent deferred sales charges upon the redemption of Class B Shares as described in the prospectus and this SAI. In addition, FDCC may receive distribution (12b-1) and/or service fees from Class A, Class B and Class C shares of the Fund, as described in the applicable prospectus and SAI. During the fiscal year ended September 30, 2002, FDCC did not receive fees pursuant to any distribution (12b-1) and/or service plan, CDSC fees for Class B Shares nor did FDCC receive any sales charges paid in connection with the sale of the Fund's Class A Shares.

Distribution Plans. The Trust has adopted distribution plans for the Class A, Class B and Class C shares of the Fund (the "Plans") in accordance with Rule 12b-1 under the 1940 Act. The Plans compensate the distributors for their services and distribution expenses under the Distribution Agreements. The principal services and expenses for which such compensation may be used include: compensation to employees or account executives and reimbursement of their expenses; overhead and telephone costs of such employees or account executives; printing of prospectuses or reports for prospective shareholders; advertising; preparation, printing and distribution of sales literature; and allowances to other broker-dealers. A report of the amounts expended under each Plan is submitted to and approved by the Trustees each quarter.

The Plans are subject to annual approval by the Trustees. The Plans are terminable at any time by vote of the Trustees or by vote of a majority of the shares of the applicable class of the Fund.

Although there is no obligation for the Trust to pay expenses incurred by the distributors in excess of those paid to the distributors under a Plan, if the Plan is terminated, the Board will consider how to treat such expenses. Any expenses incurred by the distributors but not yet recovered through distribution fees could be recovered through future distribution fees. If the distributors' actual distribution expenditures in a given year are less than the Rule 12b-1 payments it receives from the Fund for that year, and no effect is given to previously accumulated distribution expenditures in excess of the Rule 12b-1 payments borne by the distributors out of their own resources in other years, the difference would be profit to the distributors for that year.

Because amounts paid pursuant to a Plan are paid to the distributors, the distributors and their officers, directors and employees may be deemed to have a financial interest in the operation of the Plans. None of the Trustees who are not an interested person of the Trust has a financial interest in the operation of any Plan.

The Plans were adopted because of their anticipated benefits to the Fund. These anticipated benefits include: increased promotion and distribution of the Fund's shares, an enhancement in the Fund's ability to maintain accounts and improve asset retention, increased stability of net assets of the Fund, increased stability in the Fund's positions, and greater flexibility in achieving the investment objective.

Custodian. Brown Brothers Harriman & Co. (the "Custodian"), 40 Water Street, Boston, MA 02109, serves as custodian of the Fund. The Custodian is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

Transfer Agent and Dividend Paying Agent. Fund Services, Inc. ("FSI"), 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229 is the transfer and dividend paying agent for the Fund. FSI furnishes account and transaction information and maintains shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI distributes income and capital gain distributions and prepares and files appropriate tax-related information.

Accounting Services. Commonwealth Fund Accounting ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, Virginia 23229, serves as accounting services agent for the Fund. CFA is responsible for accounting relating to the Fund and its investment transactions; maintaining its books and records; determining the daily net asset value per share; preparing security position, transaction and cash position reports.

Independent Accountants. Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, Pennsylvania 19102 are the independent accountants of the Fund. In addition to reporting annually on the financial statements of the Fund, the accountants assist and consult with the Fund in connection with the preparation of certain filings of the Fund with the SEC.

Description of the Trust's Shares

The Trust is a business trust organized on July 14, 1999 under Delaware law. The Trustees are responsible for the management and supervision of the Fund. The Trust Instrument permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, with $0.001 par value. Under the Trust Instrument, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares only of the Fund. Additional series may be added in the future. The Trust Instrument also authorizes the Trustees to classify and reclassify the shares of the Fund, or any other series of the Trust, into one or more classes.

Each share of the Fund represents an equal proportionate interest in the assets belonging to the Fund and has equal dividend rights. When issued, shares are fully paid and non-assessable. In the event of liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Trust Instrument, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the 1940 Act or the Trust Instrument, the Fund has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares. At any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Brokerage

The Fund intends to place substantially all of its securities transactions through Investors Capital Corporation in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. These procedures, which have been adopted by the Trustees, including a majority of the non-interested Trustees, are reasonably designed to provide that any commissions, fees or other compensation paid to the Investors Capital Corporation are fair and reasonable when compared to commissions, fees and other compensation received from other firms who engage in comparable transactions. The Fund will not effect transactions with the Investors Capital Corporation acting as principal for its own account.

The Advisor may also use non-affiliated brokers, dealers or members of a securities exchange to execute portfolio transactions on behalf of the Fund. Purchases and sales of portfolio securities are generally placed with broker-dealers who provide the best price (including brokerage commissions) and execution for orders. Transactions may also be allocated to broker-dealers who provide research. Higher fees may be paid to brokers that do not furnish research or furnish less valuable research if a good faith determination is made that the commissions paid are reasonable in relation to the value of the brokerage and research services provided. Among these services are those that brokerage houses customarily provide to institutional investors, such statistical and economic data and research reports on companies and industries.

The following table shows brokerage commissions paid by the Fund during the last three fiscal years. For the three years: (1) 100% of the Fund's aggregate broker commissions were paid to Investors Capital Corporation; and (2) 100% of the Fund's aggregate dollar amount of transactions involving payment of commissions were effected through Investors Capital Corporation.

---------------------------------
   Years Ended September 30,
---------------------------------
---------------------------------
   2002        2001      2000
---------------------------------
---------------------------------
  $77,037    $65,212    $16,625
---------------------------------

Purchase, Redemption and Pricing of Shares

Purchase of Shares. The Fund offers Class A, Class B and Class C shares. The Trustees and Officers reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchases by exchange) when in their judgment the rejection is in the Fund's best interest.

Conversion of Class B Shares to Class A Shares

Class B Shares of the Fund will automatically convert to Class A Shares of the Fund, based on the relative net asset value per share, eight years after the end of the calendar month in which your Class B Share order was accepted. For the purpose of calculating the holding period required for conversion of Class B Shares, order acceptance shall mean: (1) the date on which such Class B Shares were issued, or (2) for Class B Shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B Shares) the date on which the original Class B Shares were issued. For purposes of conversion of Class B Shares, Class B Shares purchased through the reinvestment of dividends and capital gain distribution paid in respect of Class B Shares, Class B Shares will be held in a separate sub-account. Each time any Class B Shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A Shares, a pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The portion will be determined by the ratio that the shareholder's Class B Shares converting to Class A Shares bears to the shareholder's total Class B Shares not acquired through the reinvestment of dividends and capital gain distributions. The conversion of Class B to Class A is not a taxable event for federal income tax purposes.

Whether a Contingent Deferred Sales Charge Applies

Terms of Redemptions. The amount of your redemption proceeds will be based on the net asset value per share next computed after the distributors, the Fund or the transfer agent receives the redemption request in proper form less any applicable contingent deferred sales charge ("CDSC"). In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over seven years, and (3) shares held the longest during the seven-year period. Payment for your redemption normally will be mailed to you, except as provided below. Your redemption proceeds will normally be mailed or wired the day after your redemption is processed. If you have purchased shares by check, the payment of your redemption proceeds may be delayed until the purchase check has cleared, which may take fifteen or more days. This potential delay can be avoided by purchasing shares with federal funds or a certified check.

Beneficial owners of shares held of record in the name of the distributors or a participating dealer may redeem their shares only through that firm. The right of redemption may be suspended or the date of payment postponed under certain emergency or extraordinary situations, such as suspension of trading on the New York Stock Exchange, or when trading in the markets the Fund normally uses is restricted or an emergency exists, as determined by the SEC, so that disposal of the Fund's assets or determination of its net asset value is not reasonably practicable, or for such other periods as the SEC by order may permit.

The Fund reserves the right to redeem your account if its value is less than $250 due to redemptions. The Fund will give the shareholder 60 days' notice to increase the account value to at least $250. Redemption proceeds will be mailed in accordance with the procedures described above.

Redemptions-in-Kind. Although the Fund would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. The Fund will value securities distributed in an in-kind redemption at the same value as is used in determining NAV.

Net Asset Value

The Fund determines its net asset value per share (NAV) each business day at the close of regular trading (currently 4:00 p.m. Eastern Time) on the New York Stock Exchange (NYSE). NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Class A, Class B or Class C shares, subtracting any liabilities attributable to the applicable classes' shares and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the various classes may vary. If the NYSE closes early, the Fund accelerates the determination of NAV to the closing time. The Fund uses the following procedures for purposes of calculating the NAV of Fund shares.

The Fund generally values equity securities traded on a national exchange or the NASDAQ Stock Market at their last sale price on the day of valuation. The Fund generally values equity securities for which no sales are reported on a valuation day, and securities traded over-the-counter, at the last available bid price.

The Fund values debt securities on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally use electronic data processing techniques (matrix pricing) to value normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

The Fund values short-term debt instruments that have a remaining maturity of 60 days or less at the time of purchase at amortized cost, which approximates market value.

The Fund may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Advisor any quotation or market price is not representative of true market value.

The Fund values foreign securities, if any, on the basis of quotations from the primary market in which they are traded. The Custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars based on London currency quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of determining the Fund's NAV. If quotations are not readily available, or the value of foreign securities has been materially affected by events occurring after the closing of a foreign market, the Fund may value its assets by a method that the Trustees believe accurately reflects fair value.

On any day an international market is closed and the NYSE is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's shares may be significantly affected on days when a shareholder has no access to the Fund.

Taxes

Below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to deal with all aspects of federal income taxation relevant to shareholders in light of their particular circumstances. This discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Tax Status of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies). If the Fund fails to qualify as a regulated investment company, the Fund will be subject to U.S. federal income tax.

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed to shareholders. The Fund intends to distribute substantially all of such income. Given the investment objective of the Fund, dividend income will not be substantial.

Amounts not distributed in accordance with certain requirements are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. The Fund intends to avoid application of the excise tax.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term gain, regardless of how long a shareholder has held Fund shares. Net capital gains from assets held for one year or less will be taxed as ordinary income.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.

If the NAV of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Dispositions. Upon a redemption or sale of shares of the Fund, a shareholder may realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 30% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability. The Fund, the distributors or the transfer agent will not be able to recredit the account for any amount withheld.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

Determination of Performance

Average Annual Total Return. The Fund may quote its performance in terms of average annual total return in communications to shareholders, or in advertising material. Average annual total return (before taxes) is calculated according to the following formula:

         n
P (1 + T) = ERV

Where:
      P = a hypothetical initial payment of $1,000
      T = average annual total return
      n = number of years
    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5- or 10-year periods (or fractional portion).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

The performance of the Fund depends on market conditions, portfolio composition and expenses. Investment yields, current distributions or total returns may differ from past results, and there is no assurance that historical performance will continue.

Prior to the date of this SAI, the Fund offered two classes of shares, Class A Shares and Class C Shares. Accordingly, no performance information is provided for Class B Shares. Based on the foregoing, the Fund's average annual total return (before taxes) for Class A Shares for the periods or years indicated would be:

                           Periods ended December 31, 2002
                 ---------------------------------------------------------
Fund              One Year       Five Years      Ten Years      Since Inception
---------         --------       ----------      ---------      ---------------

Class A Shares    (21.30%)        N/A            N/A            (4.49%)(1)

(1) Commencement of operations was October 19, 1999.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rte for short-term capital gains distributions and long-term capital gain rte for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

A Fund may also quote its yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during a recent 30-day (or one month) period by the maximum offering price per share on the last day of that period and annualizing the resulting figure, according to the following formula:

                   6
 YIELD =   2[(a-b+1)-1]
              ---
              cd


Where:
      a - dividends and interest earned during the period;
      b - expenses accrued for the period (net of reimbursements) c - the average daily number of shares outstanding during the period that were entitled to receive dividends; and d - the maximum offering price per share on the last day of the period.

Financial Statements

Reports to Shareholders. Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants.

Audited Financial Statements. The Fund's financial statements, including the notes thereto, dated as of September 30, 2002, which have been audited by Briggs, Bunting & Dougherty, are incorporated by reference from the Fund's 2002 Annual Report to Shareholders.

               Appendix A -- Descriptions of Securities Ratings

Commercial Paper Ratings.

Moody's Investors Service, Inc. (Moody's): "PRIME-1" and "PRIME-2" are Moody's two highest commercial paper rating categories. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

1. Quality of management.
2. Industry strengths and risks.
3. Vulnerability to business cycles.
4. Competitive position.
5. Liquidity measurements.
6. Debt structures.
7. Operating trends and access to capital markets.

Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

Standard & Poor's Ratings Group, a Division of McGraw-Hill Companies, Inc. (S&P): "A-1" and "A-2" are S&P's two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

1. Liquidity ratios are adequate to meet cash requirements.
2. Long-term senior debt is rated A or better.
3. The issuer has access to at least two additional channels of borrowing.
4. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
5. Typically, the issuer is in a strong position in a well-established industry or industries.
6. The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer's paper is rated "A-1" or "A-2". Additionally, within the "A-1" designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.

                       EASTERN POINT ADVISORS FUNDS TRUST

                           PART C - OTHER INFORMATION

ITEM 23.

EXHIBITS:

(a) Trust Instrument -- Incorporated herein by reference to Exhibit No. 23(a) to the Trust's Initial Registration Statement filed electronically on July 29, 1999.

      (a)(1) Certificate of Trust -- Incorporated herein by reference to Exhibit No. 23(a)(1) to the Trust's Initial Registration Statement filed electronically on July 29, 1999.

(b) By-Laws --Incorporated herein by reference to Exhibit No. 23(b) to the Trust's Initial Registration Statement filed July 29, 1999.

(c) Instruments Defining Rights of Security Holders -- Not applicable

(d) Investment Advisory Contract -- Incorporated herein by reference to Exhibit No. 23(d) to Pre- Effective Amendment No. 2 filed electronically October 15, 1999.

(e) Distribution Agreement

     1) Investors Capital Corp. -- Incorporated herein by reference to Exhibit No. 23(e) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.

     2)   First Dominion Capital Corp.

(f) Bonus or Profit Sharing Contracts -- None.

(g) FORM OF: Custodian Agreement dated _________________ between Brown Brothers Harriman And Co. and the Registrant on behalf of the Fund is incorporated herein be reference to Exhibit No. 23(g) to Post-Effective Amendment No. 3 filed electronically January 31, 2003.

(h) Other Material Contracts

    1. Administrative Services.

       (a) Administrative Services Agreement dated May 1, 2002 between Commonwealth Shareholder Services, Inc. ("CSS") and the Registrant on behalf of the Fund is incorporated herein by reference to Exhibit No. 23(h))1)(a) to Post-Effective Amendment No. 3 filed electronically January 31, 2003.

    2. Transfer Agency.

       (a) Transfer Agency Agreement dated May 1, 2002 between Fund Services, Inc. ("FSI") and the Registrant is incorporated herein by reference to Exhibit No. 23(h)(2)(a) to Post-Effective Amendment No. 3 filed electronically January 31, 2003.

   3. Fund Accounting.

       (a) Accounting Services Agreement dated May 1, 2002 between Commonwealth Fund Accounting, Inc. ("CFA") and the Registrant is incorporated herein by reference to Exhibit No. 23(h)(3)(a) to Post-Effective Amendment No. 3 filed electronically January 31, 2003.

(i) Legal Opinion.

(j) Consent of Independent Accountants.

(k) Omitted Financial Statements -- None

(l) Initial Capital Agreements -- Incorporated herein by reference to Exhibit No. 23(l) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.

(m) Rule 12b-1 Plan

      1) Incorporated herein by reference to Exhibit No. 23(m) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.

      2)   FORM OF: Class B Shares Rule 12b-1 Plan.

(n) Financial Data Schedule -- not applicable.

(o) Rule 18f-3 Plan

      1) Incorporated herein by reference to Exhibit No. 23(o) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.

      2)   FORM OF: Class B shares Rule 18f-3Plan.

(p) 1) Code of Ethics for Registrant, the Advisor and the Investors Capital Corp. filed are incorporated herein by reference to Exhibit No. 23(p) to Post-Effective Amendment No. 1 filed electronically January 29, 2001.

      2) Code of Ethics for First Dominion Capital Corp.

(q) Powers of Attorney -- Incorporated herein by reference to Exhibit No. 23(q) to Post-Effective Amendment No. 1 filed electronically January 29, 2001.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not Applicable

ITEM 25.  INDEMNIFICATION

Trust Instrument (Article IX, Section 2) limits the liabilities of Trustee to that of gross negligence and in the event a Trustee is sued for his or her activities concerning the Trust, the Trust will indemnify that Trustee to the fullest extent permitted by Section 3817 of Chapter 38 of Title 12 of the Delaware Code, except if a Trustee engages in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant maintains Errors and Omissions insurance with Directors and Officers liability coverage.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Eastern Point Advisors, Inc. (the "Advisor"), is a registered investment adviser incorporated on December 4, 1995. The Advisor is primarily engaged in the investment advisory business. The Funds are the only registered investment company to which the Advisor serves as investment adviser. Information as to the officers and directors of the Advisor is included in its Form ADV filed July 14, 1999 with the Securities and Exchange Commission (Registration Number 801-48771) and is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) (1) Investors Capital Corporation, 230 Broadway East, Suite 203, Lynnfield, Massachusetts 01940 serves as a distributor of the shares of the Funds. Investors Capital Corporation currently does not act as principal underwriter for any other registered investment companies. Theodore E. Charles is considered to have a controlling interest in Investors Capital Corporation by virtue of his majority ownership interest in Investors Capital Holding, Ltd., the parent corporation of Investors Capital Corporation.

      (2) First Dominion Capital Corp., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 also serves as distributor to Vontobel Funds, Inc., The World Funds, Inc., Satuit Capital Management Trust and the World Insurance Trust.

(b) (1) Investors Capital Corporation.

Name and                 Positions and Offices            Positions and Offices
Principal Address        with Underwriter                 with Registrant
-----------------        ---------------------            ----------------------

*Theodore E. Charles     Chairman of the Board,                 None
                         Chief Executive Officer,
                         and Treasurer

*Timothy B. Murphy       Director and President                 None

*Janice M. Charles       Director and Treasurer                 None

* All addresses are Investors Capital Corporation, 230 Broadway East, Suite 203, Lynnfield, Massachusetts 01940 unless otherwise indicated.

(b) (2) First Dominion Capital Corp.


Name and Principal       Position and Offices            Position and Offices
Business Address         with Underwriter                with Registrant
------------------       ---------------------           -----------------------

John Pasco, III          President, Chief                       None
1500 Forest Avenue       Financial Officer
Suite 223                and Treasurer
Richmond VA 23229

Mary T. Pasco            Director                               None
1500 Forest Avenue
Suite 223
Richmond, VA 23229

Darryl S. Peay           Vice President                         None
1500 Forest Avenue       Assistant Compliance
Suite 223                Officer
Richmond, VA 23229

Lori J. Martin           Vice President and                     None
1500 Forest Avenue       Assistant Secretary
Suite 223
Richmond, VA 23229

F. Byron Parker, Jr.     Secretary                              None
Parker and McMakin
    Law Group
1500 Forest Avenue
Suite 222
Richmond, VA 23229


(c) Investors Capital Corporation is an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)   Eastern Point Advisors
      230 Broadway East
      Lynnfield, MA 01940-2320
      (records relating to its function as investment adviser to the Eastern Point Advisors Twenty Fund).

(b) Brown Brothers Harriman & Co. 40 Water Street Boston, MA 02109 (records relating to its functions as custodian).

(c) Fund Services, Inc. 1500 Forest Avenue, Suite 111 Richmond, VA 23229 (records relating to its function as transfer agent for the Eastern Point Advisors Twenty Fund).

(d) Commonwealth Shareholder Services, Inc. 1500 Forest Avenue, Suite 223 Richmond, VA 23229
      (Registrant's Articles of Incorporation, By-Laws, Minute Books and records relating to its function as administrator for the Eastern Point Advisors Twenty Fund).

(e)   Investors Capital
      230 Broadway East
      Lynnfield, MA 01940-2320
      (records relating to its function as distributor for the Funds it services).

(f)   First Dominion Capital Corp.
      1500 Forest Avenue, Suite 223, Richmond, VA 23229
      (records relating to its function as distributor for the Funds it services).

(g) Commonwealth Fund Accounting, Inc. 1500 Forest Avenue, Suite 223 Richmond, VA 23229
      (records relating to its function as fund accounting agent for the Eastern Point Advisors Twenty Fund).

ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.          UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Lynnfield and the Commonwealth of Massachusetts on this 10th day of February, 2003.

                             INVESTORS CAPITAL FUNDS
                             (Registrant)


                            By: /s/ Timothy B. Murphy
                             -----------------------------
                                Timothy B. Murphy,
                                Treasurer and Trustee



Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                         Title                               Date


/s/ Theodore E. Charles           Chairman of the Board               02/10/03
------------------------------    of Trustees and President
Theodore E. Charles


/s/ Timothy B. Murphy             Treasurer and Trustee               02/10/03
------------------------------
Timothy B. Murphy

/s/ Robert T. Martin*             Trustee                             02/10/03
------------------------------
Robert T. Martin

/s/ John S. Rando*                Trustee                             02/10/03
------------------------------
John S. Rando

/s/ Arthur E. Stickney*           Trustee                             02/10/03
-----------------------------
Arthur E. Stickney

* By: /s/ Timothy B. Murphy
---------------------------

                            EXHIBIT INDEX TO PART "C"
                                       OF
                             REGISTRATION STATEMENT


Item No.        Description

23(e)(2)        First Dominion Capital Corp. Distribution Agreement.
23(m)(2)        FORM OF: Class B Shares Rule 12b-1 Distribution Plan.
23(o))2)        FORM OF: Rule 18f-3 Multiple Class Plan.
23(p)(2)        First Dominion Capital Corp. Code of Ethics.
23(i)           Opinion of Counsel
23(j)           Consent of Independent Accountant

                                                                EXHIBIT 23(e)(2)

                             DISTRIBUTION AGREEMENT

      DISTRIBUTION AGREEMENT, made this 15th day of November, 2002, by and between EASTERN POINT ADVISORS FUNDS TRUST (the "Trust") a Delaware Business Trust and First Dominion Capital Corp. ("FDCC") a Virginia corporation.

      WITNESSETH:

1. DISTRIBUTION SERVICES

      The Trust hereby engages FDCC as a national distributor to assist the Trust in promoting the sale and distribution to investors of shares of beneficial interest of each series of the Trust ("Shares"). In connection therewith, FDCC shall (i) promote the sale of Shares, (ii) act as a principal underwriter of Shares of various series of the Trust, (iii) otherwise assist the Trust in the distribution of Shares directly to investors through dealers or otherwise. For this purpose the Trust agrees to offer Shares for sale at all times when, and in such places as, such Shares are to be made available for sale and may lawfully be offered for sale and sold. As and when necessary in connection therewith FDCC may act as principal or agent for the sale of such Shares.

2. SALE OF FUND SHARES

      Such Shares are to be sold only on the following terms:

      (a) All subscriptions, offers, or sales shall be subject to acceptance or rejection by the Trust. Any offer or sale shall be conclusively presumed to have been accepted by the Trust if the Trust shall fail to notify FDCC of the rejection of such offer or sale prior to the computation of the net asset value (the "NAV") of the Trust's Shares next following receipt by the Trust of notice of such offer or sale.

      (b) No share of the Trust shall be sold for any consideration other than cash or, except in instances otherwise provided for by the Trust's currently effective prospectus, for any amount less than the public offering price per share, which shall be determined in accordance with the Trust's currently effective prospectus. No shares may be sold for less than the NAV thereof.

3. REGISTRATION OF SHARES

      The Trust agrees to make prompt and reasonable efforts to effect and to keep in effect the registration or qualification of its Shares for sale in such jurisdictions as the Trust may designate. FDCC may serve as dealer of record to assist the Trust in connection with any such registration or qualification. The Trust acknowledges that FDCC may incur expenses in connection with assisting in the registration or qualification of Fund shares which are sold at NAV and the Trust will pay or reimburse expenses of FDCC which are incurred in connection with such registration or qualification.

4. INFORMATION TO BE FURNISHED TO FDCC

      The Trust agrees that it will furnish FDCC with such information with respect to the affairs and accounts of the Trust as FDCC may from time to time reasonably require, and further agrees that FDCC, at all reasonable times, shall be permitted to inspect the books and records of the Trust.

5. ALLOCATION OF EXPENSES

      During the period of this contract, the Trust shall pay or cause to be paid all expenses, costs, and fees incurred by the Trust which are not assumed by FDCC or any investment manager or investment adviser to the Trust. FDCC shall pay advertising and promotional expenses incurred by FDCC in connection with the distribution of the Trust's Shares which are sold subject to the imposition of a sales charge including paying for prospectuses for delivery to prospective shareholders.

6. COMPENSATION TO FDCC

      It is understood and agreed by the parties hereto that FDCC will receive compensation for services it performs hereunder in accordance with Schedule A hereto.

7. LIMITATION OF FDCC's AUTHORITY

      FDCC shall be deemed to be an independent contractor and, except as specifically provided or authorized herein, shall have no authority to act for or represent the Trust. In the performance of its duties hereunder, FDCC may solicit and enter into selling dealer agreements with other broker-dealers in a form approved by the Trust. Such selling dealer agreements shall provide for the sale of Shares of the Trust (or any series of the Trust) on terms consistent with the registration statement of the Trust as then if effect. Unless otherwise provided in a selling dealer agreement, any selling dealer agreement of FDCC in effect as of the date of this agreement shall be deemed to continue hereunder upon delivery to the selling dealer of any amendment required by the terms of the Trust's action eliminating the sales load on sales of affected Fund shares.

8. SUBSCRIPTION FOR SHARES -- REFUND FOR CANCELLED ORDERS

      If FDCC elects to act as a principal, and not as agent, for a sale of Fund Shares, FDCC shall subscribe for the Shares of the Trust only for the purpose of covering purchase orders already received by it or for the purpose of investment for its own account. Whether acting as principal or agent, in the event that an order for the purchase of shares of the Trust is placed with FDCC by a customer or dealer and subsequently cancelled, FDCC shall forthwith cancel the subscription for such Shares entered on the books of the Trust, and, if FDCC has paid the Trust for such Shares, shall be entitled to receive from the Trust in refund of such payments the lesser of:

      (a) the consideration received by the Trust for said Shares; or

      (b) the NAV of such shares at the time of cancellation by FDCC.

9. INDEMNIFICATION OF THE TRUST

      FDCC agrees to indemnify the Trust against any and all litigation and other legal proceedings of any kind or nature and against any liability, judgment, cost, or penalty imposed as a result of such litigation or proceedings in any way arising out of or in connection with the sale or distribution of the Shares of the Trust by FDCC. In the event of the threat or institution of any such litigation or legal proceedings against the Trust, FDCC shall defend such action on behalf of the Trust at its own expense, and shall pay any such liability, judgment, cost, or penalty resulting therefrom, whether imposed by legal authority on agreed upon by way of compromise and settlement; provided, however, FDCC shall not be required to pay or reimburse the Trust for any liability, judgment, cost, or penalty incurred as a result of information supplied by, or as the result of the omission to supply information by, the Trust to FDCC or to FDCC by a director, officer, or employee of the Trust who is not an interested person of FDCC, unless the information so supplied or omitted was available to FDCC or the Trust's investment adviser without recourse to the Trust or any such person referred to above.

10. FREEDOM TO DEAL WITH THIRD PARTIES

      FDCC shall be free to render to others services of a nature either similar to or different from those rendered under this contract, except such as may impair its performance of the services and duties to be rendered by it hereunder.

11. EFFECTIVE DATE, DURATION AND TERMINATION OF AGREEMENT

      The effective date of this Agreement shall be the date first set forth above. Wherever referred to in this Agreement, the vote or approval of the holders of a majority of the outstanding voting securities of the Trust (or of any series of the Trust) shall mean the vote of 67% or more of the securities of the Trust (or of any affected series of the Trust) if the holders of more than 50% of such securities are present in person or by proxy or the vote of more than 50% of the securities of the Trust (or an affected series of the Trust) whichever is the lesser.

      Unless sooner terminated as hereinafter provided, this Agreement shall continue in effect from year to year but only so long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust, including the specific approval of a majority of the trustees who are not interested person of FDCC as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), cast in person at a meeting called for the purpose of voting on such approval, or by the vote of the holders of a majority of the outstanding voting securities of the Trust or an affected series of the Trust.

      This Agreement may be terminated at any time without the payment of any penalty by the vote of the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Trust, or by FDCC, upon sixty (60) days' written notice to the other party.

      This Agreement shall automatically terminate in the event of its assignment (as defined by the provisions of the 1940 Act).

12. AMENDMENTS TO AGREEMENT

      No material amendment to this Agreement shall be effective until approved by FDCC and by the affirmative vote of a majority of the Board of Trustees of the Trust (including a majority of the trustees who are not interested persons of FDCC or any affiliate of FDCC).

13.   NOTICES

      Any notice under this Agreement shall be in writing, addressed, delivered, or mailed, postage prepaid, to the other party at such address as such other party may designate in writing for receipt of such notice.

           IN WITNESS WHEREOF, the Trust and FDCC have caused this Agreement to be executed by their duly authorized officers affixed hereto all as of the day and year first above written.


                               EASTERN POINT ADVISORS FUNDS TRUST


                               By:  /s/ John Pasco, III
                                    ------------------------
                               Name:    John Pasco, III
                               Title:   Administrator



                               FIRST DOMINION CAPITAL CORP.


                               By:  /s/ John Pasco, III
                                    ------------------------
                               Name:    John Pasco, III
                               Title:   President

                                   SCHEDULE A



      FDCC shall receive, as compensation for its services pursuant to this Distribution Agreement:

      (a) With respect to any shares of the Trust sold subject to a sales charge, FDCC shall be entitled to retain the underwriter's portion of the sales charge for each investment in the Trust's Shares, computed as a percentage of the offering price determined in accordance with the Trust's currently effective prospectus and as otherwise provided in the Trust's registration statement.

      (b) With respect to sales of shares of the Trust sold subject to a sales charge for which FDCC is the selling dealer, FDCC shall retain the dealer's sales charge for each investment in the Trust's Shares, computed as a percentage of the offering price determined in accordance with the Trust's currently effective prospectus and as otherwise provided in the Trust's registration statement.

      (c) With respect to any shares of the Trust sold at NAV (without a sales charge), FDCC shall receive from the Trust reimbursement at the rate of $35 per hour for the cost of personnel involved with assistance in the promotion of sale of such shares and for out-of-pocket costs incurred by FDCC.

                                                                EXHIBIT 23(m)(2)

                                    FORM OF:

                       EASTERN POINT ADVISORS FUNDS TRUST
                        RULE 12b-1 DISTRIBUTION PLAN FOR
                                 CLASS B SHARES

The following Distribution Plan (the "Plan") has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), by Eastern Point Advisors Funds Trust (the "Trust") for Class B Shares of the Eastern Point Advisors Twenty Fund (the "Fund"). The Plan has been approved by a majority of the Trust's trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "non-interested trustees"), cast in person at a meeting called for the purpose of voting on such Plan.

Section 1. ANNUAL FEE.

The Fund shall compensate First Dominion Capital Corp. ("FDCC") as the Trust's distributor for payment to dealers or others. The maximum aggregate amount which may be reimbursed by the Fund under this Plan is 1.00% per annum of the average daily net assets of the Fund's Class B Shares. Of the 1.00%, the Fund may pay a fee for distribution of Class B Shares of 0.75%, and a service fee of 0.25%. The amount so paid shall be accrued daily, and payment thereon shall be made monthly by the Fund.

Section 2. EXPENSES COVERED BY THE PLAN.

The fees payable under the Plan shall be used to compensate the FDCC for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments FDCC makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's shares, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholder reports to other than existing shareholders of the Fund.

All such expenses covered by the Plan shall be deemed incurred whether said directly by FDCC or by a third party to the extent reimbursed therefore by FDCC.

Section 3. DISTRIBUTION EXPENSES IN EXCESS OF FEE.

All distribution expenses in excess of the fee rates provided for in this Plan may be carried forward and resubmitted in a subsequent fiscal year provided that
(i) distribution expenses cannot be carried forward for more than three years following initial submission; and (ii) the non-interested trustees determine at the time of initial submission that the distribution expenses are appropriate to be reimbursed. Distribution expenses will be paid on a first-in, first-out basis.

Section 4. WRITTEN REPORTS.

The Adviser shall furnish to the trustees, for their review, on a quarterly basis, a written report of the monies paid under the Plan or any related agreement and the purposes therefore, and shall furnish the trustees with such other information as the trustees may reasonably request in connection with payments made under the Plan or any related agreement in order to enable the trustees to make an informed determination of whether the Plan should be continued.

Section 5. TERMINATION.

The Plan may be terminated at any time, without penalty, by a vote of a majority of the non-interested trustees or by vote of a majority of the outstanding voting securities of the Fund, and any distribution agreement under the Plan may be likewise terminated on not more than sixty (60) days' written notice. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

Section 6. AMENDMENTS.

The Plan may not be amended to increase materially the amount to be spent for distribution and servicing of Fund shares without approval by a majority of the outstanding voting securities of the Fund. All material amendments to the Plan and any related distribution agreement shall be approved by the trustees and the non-interested trustees cast in person at a meeting called for the purpose of voting on any such amendment.

Section 7. SELECTION OF INDEPENDENT TRUSTEES.

So long as the Plan is in effect, the selection and nomination of the Trust's non-interested trustees shall be committed to the discretion of such non-interested trustees.

Section 8. EFFECTIVE DATE OF PLAN.

The Plan shall take effect as of the date hereof and, unless sooner terminated, shall continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the trustees, including the non-interested trustees, cast in person at a meeting called for the purpose of voting on such continuance.

Section 9. PRESERVATION OF MATERIALS.

The Trust will preserve copies of the Plan, any agreements relating to the Plan and any report made pursuant to Section 4 above, for a period of not less than six years (the first two years in an easily accessible place) from the date of the Plan, agreement or report.

Section 10. MEANINGS OF CERTAIN TERMS.

As used in the Plan, the terms "interested person" and "majority of the outstanding voting securities" will be deemed to have the same meaning that those terms have under the 1940 Act and the rules and regulations under the 1940 Act, subject to any exemption that may be granted to the Trust under the 1940 Act by the U. S. Securities and Exchange Commission.

Dated:  _________________, 2003

                                                                EXHIBIT 23(o)(2)

                                    FORM OF:

                                   RULE 18f-3
                               MULTIPLE CLASS PLAN


      WHEREAS, Eastern Point Advisors Funds Trust (the "Trust"), a Delaware business trust, engages in business as an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended, (the "1940 Act");

      WHEREAS, the Trust is authorized to create separate series, each with its own separate investment portfolio, and the beneficial interest in each such series will be represented by a separate series of shares (each series is hereinafter individually referred to as a "Fund" and collectively, the "Funds");

      WHEREAS, the Trust, on behalf of the Funds listed on Schedule A, as such Schedule A may be amended from time to time, desires to adopt a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act ("Plan");

      WHEREAS, the Trust, on behalf of the Funds, employs Eastern Point Advisors, Inc. (the "Adviser") as its investment adviser; Commonwealth Shareholder Services, Inc. (the "Administrator") as its administrator; Fund Services, Inc. (the "Transfer Agent") as its transfer agent; and First
Dominion Capital Corp. and Investors Capital Corporation, Inc. (the "Distributors") as distributors of the securities of the Funds; and

      WHEREAS, the Board of Trustees (the "Board") of the Trust, including a majority of the trustees of the Board who are not "interested persons", as defined in the 1940 Act, of the Trust, the Adviser, or the Distributors have found the Plan, as proposed, to be in the best interests of each class of shares individually, each Fund, and the Trust as a whole;

      NOW, THEREFORE, the Trust, on behalf of the Funds, hereby adopts the Plan, in accordance with Rule 18f-3 under the 1940 Act on the following terms and conditions:

1. Features of the Classes. The Funds shall offer, at the discretion of the Board and as indicated on Schedule A, up to three classes of shares:

      "Class A Shares", "Class B Shares", and "Class C Shares". Shares of each class of a Fund shall represent an equal pro rata interest in Fund and, generally, shall have identical voting, dividend, distribution, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any class expenses, as defined in Section 3 below; (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; and (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class different from the interests of any other class. In addition, Class A, Class B and Class C shares of the Fund shall have the features described in Sections 2, 3 and 4 below.

2. Distribution Fee Structure.

      (a) Class A Shares. Class A Shares of a Fund shall be offered at their then current net asset value ("NAV") plus an initial sale charge as set forth in the then-current prospectus. Pursuant to Rule 12b-1 under the 1940 Act, on behalf of the Funds, the Trust has adopted a distribution plan ("Distribution Plan"), as amended. The Distribution Plan authorizes a Fund to make payments for distribution services at an annual rate of up to .25% of the average daily net assets of a Fund's Class A Shares, which may include a service fee up to 0.25%. Certain Class A Shares are offered without an initial sales charge. Shares redeemed within 12 months of purchase may be subject to a 1% charge upon redemption.

       (b) Class B Shares. Class B Shares of the Fund shall be offered at their then current NAV without the imposition of an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") payable upon certain redemptions as set forth in the Fund's then-current prospectus. Class B Shares may be exchanged for Class B Shares of another Fund of the Trust. Class B Shares of a Fund will automatically convert to Class A Shares of the Fund on the first business day of the month in which the eighth anniversary of the issuance of the Class B Shares occurs. The conversions will be effected at the relative net assets values per share of the two classes. Pursuant to Rule 12b-1 under the 1940 Act, a Fund may make payments for distribution services at an annual rate of up to 0.75% of the average daily net assets of a Fund's Class B Shares, plus a service fee of up to 0.25% of the average daily net assets of a Fund's Class B Shares. Services related to the sale of Class B Shares may include, but are not limited to, preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Trust's distributor, or, as applicable, brokers, dealers or other institutions; commissions, incentive compensation to, and expenses of, account executives or other employees of the Trust's distributor or brokers, dealers and other institutions; overhead and other office expenses of the Trust's distributor attributable to distribution or sales support activities; opportunity costs related to the foregoing (which may be calculated as a carrying charge on the Trust's distributor unreimbursed expenses) incurred in connection with distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (a) the expenses of operating the Trust's distributor's offices in connection with the sale of the Class B Shares of the Funds, including lease costs, the salaries and employee benefit costs of administrative, operations and support activities,
           (b) the costs of client sales seminars and travel related to distribution and sales support activities, and (c) other expenses relating to distribution and sales support activities.

      (c) Class C Shares. Class C Shares of a Fund shall be offered at NAV without the imposition of an initial sale charge as set forth in the then-current prospectus. Pursuant to Rule 12b-1 under the 1940 Act, a Fund may make payments for distribution services at an annual rate of up to 0.75% of the average daily net assets of a Fund's Class C Shares, plus a service fee of up to 0.25% of the average daily net assets of a Fund's Class C Shares. Shares redeemed within 12 months of purchase may be subject to a 1% charge upon redemption.

3. Allocation of Income and Expenses.

      (a) The NAV of all outstanding shares representing interests in a Fund shall be computed on the same days and at the same time. For purposes of computing NAV, the gross investment income of a Fund shall be allocated to each class on the basis of the relative net assets of each class at the beginning of the day adjusted for capital share activity for each class as of the prior day as reported by the Funds' transfer agent. Realized and unrealized gains and losses for each class will be allocated based on relative net assets at the beginning of the day, adjusted for capital share activity for each class of the prior day, as reported by the Funds' transfer agent. To the extent practicable, certain expenses, (other than class expenses as defined below, which shall be allocated more specifically), shall be allocated to each class based on the relative net assets of each class at the beginning of the day, adjusted for capital share activity for each class as of the prior day, as reported by the Funds' transfer agent. Allocated expenses to each class shall be subtracted from allocated gross income. These expenses include:

           (1) Expenses incurred by the Trust (for example, fees of trustees, auditors, insurance costs, and legal counsel) that are not attributable to a particular class of shares of the Fund ("Trust Level Expenses"); and

           (2) Expenses incurred by a Fund that are not attributable to any particular class of a Fund's shares (for example, advisory fees, custodial fees, banking charges, organizational costs, federal and Blue Sky registration fees, or other expenses relating to the management of a Fund's assets) ("Fund Expenses").

      (b) Class Expenses. Expenses attributable to a particular class ("Class Expenses") shall be limited to: (i) payments made pursuant to the Distribution Plan; (ii) transfer agent fees attributable to a specific class; (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders of a specific class;
           (iv) the expense of administrative personnel and services to support the shareholders of a specific class, including, but not limited to, fees and expenses under an administrative service agreement; (v) litigation or other legal expenses relating solely to one class; and
           (vi) trustees' fees incurred as a result of issues relating to one class. Expenses in category (i) above must be allocated to the class for which such expenses are incurred. All other "Class Expenses" listed in categories (ii)-(vi) above may be allocated to a class but only if an officer of the Trust has determined, subject to Board approval or ratification, which of such categories of expenses will be treated as Class Expenses consistent with applicable legal principles under the 1940 Act and the Internal Revenue Code of 1986 (the "Code").

      (c) Therefore, expenses of a Fund shall be apportioned to each class of shares depending on the nature of the expense item. Trust Level Expenses and Fund Expenses shall be allocated among the classes of shares based on their relative NAV. Approved Class Expenses shall be allocated to the particular class to which they are attributable. In addition, certain expenses may be allocated differently if their method of imposition changes. Thus, if a Class Expense can no longer be attributed to a class, it shall be charged to a Fund for allocation among the classes, as determined by the Board. Any additional Class Expenses not specifically identified above that are subsequently identified and determined to be properly allocated to one class of shares shall not be so allocated until approved by the Board of the Trust in light of the requirements of the 1940 Act and the Code.

4. Conversion Features. Class B Shares of a Fund will automatically convert to Class A shares of the respective Fund, based on the relative NAV per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B Shares of a Fund. Class A and Class C shares do not have conversion features.

5. Quarterly and Annual Report. The trustees shall receive quarterly and annual written reports concerning all allocated Class Expenses and expenditures under the Distribution Plan complying with paragraph
      (b)(3)(ii) of Rule 12b-1. The reports, including the allocations upon which they are based, shall be subject to the review and approval of the independent trustees in the exercise of their fiduciary duties.

6. Waiver or Reimbursement of Expenses. Expenses may be waived or reimbursed by the Adviser or any other provider of services to a Fund without the prior approval of the Trust's Board.

7. Effectiveness of Plan. The Plan shall not take effect until it has been approved by votes of a majority of both (a) the trustees of the Trust and
      (b) those trustees of the Trust who are not "interested persons" of the Trust, the Adviser, or the Distributors (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan.

8. Material Modifications. This Plan may not be amended to materially modify its terms unless such amendment is approved in the manner provided for initial approval in Paragraph 7 hereof.

9. Limitation of Liability. The trustees and the shareholders of the Funds shall not be liable for any obligations of the Funds under this Plan, and any person in asserting any rights or claims under this Plan shall look only to the assets and property of the Funds in settlement of such right or claim and not to such trustees or shareholders.

      IN WITNESS WHEREOF, the Trust, on behalf of the Funds, has adopted this Multiple Class Plan effective as of the _______ day of _____________, _______.

                                   SCHEDULE A

      The Funds of the Trust currently subject to this Multiple Class Plan are as follows:

                                          Date of Addition
   Fund/Class                             to this Multiple Class Plan

Eastern Point Advisors Twenty Fund

      Class A Shares
      Class B Shares
      Class C Shares

                                                                   EXHIBIT 23(i)

                              C. David Weller, Esq.
                                  230 Broadway
                         Lynnfield, Massachusetts 01940


February 7, 2003





Eastern Point Advisors Funds Trust
230 Broadway
Lynnfield, Massachusetts 01940


Re:   Legal Opinion -  Shares of Beneficial Interest


Ladies and Gentlemen:

      I have been asked to provide to Eastern Point Advisors Funds Trust, a business trust organized under the laws of the state of Delaware on July 14, 1999 (the "Trust"), an opinion with respect to shares of beneficial interest of the Trust registered under the Securities Act of 1933, as amended (the "Securities Act"). In connection with this opinion, I have examined the Certificate of Trust, the Agreement and Declaration of Trust of the Trust, the By-Laws of the Trust and the resolutions adopted by the Trust's Board of Trustees organizing the business of the Trust and authorizing the issuance of shares to the public, all as amended to date, and the various pertinent Trust proceedings deemed material. I have also examined the Notification of Registration and the registration statements filed by the Trust under the Investment Company Act of 1940, as amended (the "Investment Company Act") and the Securities Act, all as amended to date, as well as other items deemed material to this opinion.

      The Trust is authorized by its Agreement and Declaration of Trust to issue an unlimited number of shares of beneficial interest (the "Shares") with $0.001 par value per share. The Agreement and Declaration of Trust designates, or authorizes the Trustees to designate, one or more series of Shares, and to designate separate classes of shares within the same series. The Agreement and Declaration of Trust also empowers the Trustees to designate any additional series or classes and to allocate Shares to such series or classes. Currently, the Trust is offering an unlimited number of Shares, all of the same series, representing shares of beneficial interest in the (the "Portfolio").

      The Trust has filed with the U.S. Securities and Exchange Commission a registration statement under the Securities Act, which registration statement is deemed to register an indefinite number of Shares of the Trust pursuant to the provisions of Rule 24f-2 under the Investment Company Act. The Trust will, from year to year, timely file a Notice pursuant to Rule 24f-2 perfecting the registration of the Shares sold by the Trust during each fiscal year during which such registration of an indefinite number of Shares remains in effect.

      The Shares of the Trust will be sold in accordance with the Trust's usual method of distributing its registered Shares, under which prospectuses are made available for delivery to offerees and purchasers of such Shares in accordance with Section 5(b) of the Securities Act.

      This opinion is based exclusively on the laws of the State of Delaware and the federal law of the United States of America.

      Based upon the foregoing information and examination, so long as the Trust remains a valid and subsisting entity under the laws of the State of Delaware, and the registration of an indefinite number of Shares of the Trust remains effective, the authorized Shares of the Portfolio identified above, when issued for the consideration set by the Trustees pursuant to the Agreement and Declaration of Trust, and subject to compliance with Rule 24f-2, will be validly issued, fully paid and non-assessable by the Trust, and the holders of such Shares will have all the rights provided for with respect to such holding by the Agreement and Declaration of Trust and the laws of the State of Delaware.

      I hereby consent to the use of this opinion as an exhibit to Post-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A.



Very truly yours,




/s/ C. David Weller, Esq.
-------------------------
C. David Weller, Esq.

                                                                   EXHIBIT 23(j)





                 CONSENT OF INDEPENDENT AUDITORS




We have issued our report dated October 15, 2002, accompanying the September 30, 2002 financial statements of Eastern Point Advisors Funds Trust (comprising the Eastern Point Advisors Twenty Fund) which are incorporated by reference in Part B of the Post-Effective Amendment to this Registration Statement and Prospectus on Form N-1A. We consent to the use of the aforementioned report in the Registration Statement and Prospectus.




                                 /s/ BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
February 6, 2003

                                                                EXHIBIT 23(p)(2)



First Dominion Capital Corp. ("FDCC" ), a registered broker/dealer, hereby adopts the attached Code of Ethics and where there is reference to the Advisor it shall also be deemed to refer to FDCC.

/s/ John Pasco, III
President

                              THE WORLD FUNDS, INC.

                                 CODE OF ETHICS

                                       AND

                          STATEMENT ON INSIDER TRADING























Reviewed and Approved at the November 8, 2002 Board of Directors Meeting

                                 CODE OF ETHICS

                              THE WORLD FUNDS, INC.

      Rule 17j-1 under the Investment Company Act of 1940 (the "Act") requires registered investment companies, ("investment companies") and their investment advisors, and principal underwriters to adopt written codes of ethics designed to prevent fraudulent trading by those persons covered under Rule 17j-1. Rule 17j-1 also makes it unlawful for certain persons, including any officer or director of an investment company, in connection with the purchase or sale by such person of a security held or to be acquired by an investment company to:

      1. employ any device, scheme or artifice to defraud the investment company;

      2. make to the investment company any untrue statement of a material fact or omit to state to the investment company a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

      3. engage in any act, practice or course of business which operates or would operate as fraud or deceit upon the investment company; or

      4. engage in any manipulative practice with respect to the investment company.

      Rule 17j-1 also requires that each investment company and its affiliates use reasonable diligence, and institute procedures reasonably necessary, to prevent violations of its code of ethics.

      In addition to Rule 17j-1 of the Act, the Insider Trading and Securities Fraud Enforcement Act of 1988 ("ITSFEA") requires that all investment advisors and broker-dealers establish, maintain, and enforce written policies and procedures designed to detect and prevent the misuse of material non-public information by such investment advisor and/or broker-dealer. Section 204A of the Investment Advisors Act of 1940 (the "Advisors Act") states that an investment advisor must adopt and disseminate written policies with respect to ITSFEA, and an investment advisor must also vigilantly review, update, and enforce them.
Section 204A provides that every person subject to Section 204 of the Advisors Act shall be required to establish procedures to prevent insider trading.

      Attached to this Code of Ethics (the "Code"), as Exhibit A, is a Statement on Insider Trading. Any investment advisor who acts as such for any series of The World Funds, Inc. (the "Fund") and any broker-dealer who acts as the principal underwriter for any series of the Fund must comply with the policy and procedures outlined in the Statement on Insider Trading unless such investment advisor or principal underwriter has adopted a similar policy and procedures with respect to insider trading which are determined by the Fund's Board of Directors to comply with ITSFEA's requirements.

      This Code is being adopted by the Fund, (1) for implementation with respect to covered persons of the Fund; and (2) for implementation by any investment advisor to the Fund as that term is defined under the Act (each such investment advisor being deemed an "Investment Advisor" for purposes of this
Code), and for any principal underwriter for the Fund, unless such investment advisor or principal underwriter has adopted a code of ethics and plan of implementation thereof which is determined by the Fund's Board of Directors to comply with the requirements of Rule 17j-1 and to be sufficient to effectuate the purpose and objectives of Rule 17j-1.

                         STATEMENT OF GENERAL PRINCIPLES

      This Code is based on the principle that the officers, directors, and employees of the Fund and the officers, directors, and employees of the Fund's investment advisor(s) owe a fiduciary duty to the shareholders of the Fund and, therefore, the Fund's and investment advisor's personnel must place the shareholders' interests ahead of their own. The Fund's and investment advisor's personnel must also avoid any conduct which could create a potential conflict of interest, and must ensure that their personal securities transactions do not in any way interfere with the Fund's portfolio transactions and that they do not take inappropriate advantage of their positions. Ail persons covered by this Code must adhere to these general principles as well as the Code's specific provisions, procedures, and restrictions.

                                     DEFINITIONS

      For purposes of this Code:

      "Access Person" means any director officer, employee, or advisory person of the Fund, or those persons who have an active part in the management, portfolio selection, or underwriting functions of the Fund, or who, in the course of their normal duties, obtain prior information about the Fund's purchases or sales of securities (i.e. traders and analysts).

      "Advisory Person". With respect to an Investment Advisor, an Advisory Person means any director, officer, general partner, or employee who, in connection with his/her regular functions or duties, makes, participates in, or obtains current information regarding the purchase or sale of a security by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales, including any natural person in a control relationship to the Fund who obtains current information concerning recommendations made with regard to the purchase or sale of a security by the Fund.

      "Investment Personnel" shall mean any securities analyst, portfolio manager, or a member of an investment committee who is directly involved in the decision making process as to whether or not to purchase or sell a portfolio security and those persons who provide information and advice to a Portfolio Manager or who help execute a Portfolio Manager's decisions.

      "Fund Personnel" shall mean an Access Person, Advisory Person, and/or Investment Personnel.

      "Portfolio Manager" shall mean an employee of an Investment Advisor entrusted with the direct responsibility and authority to make investment decisions affecting the Fund.

      "Beneficial Ownership" shall be as defined in Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, which, generally speaking, encompass those situations where the beneficial owner has the right to enjoy some economic benefits which are substantially equivalent to ownership regardless of who is the registered owner. This would include:

      (i) securities which a person holds for his or her own benefit either in bearer form, registered in his or her own name or otherwise, regardless of whether the securities are owned individually or jointly;

      (ii) securities held in the name of a member of his or her immediate family sharing the same household;

      (iii) securities held by a trustee, executor, administrator, custodian or broker;

      (iv) securities owned by a general partnership of which the person is a member or a limited partnership of which such person is a general partner;

      (v) securities held by a corporation which can be regarded as a personal holding company of a person; and

      (vi) securities recently purchased by a person and awaiting transfer into his or her name.

      "Security" shall have the meaning set forth in Section 2(a)(36) of the Act, except that it shall not include shares of registered open-end investment companies, securities issued by the Government of the United States or by Federal agencies which are direct obligations of the United States, bankers' acceptances, bank certificates of deposits, and commercial paper. A future or an option on a future will be deemed to be a security subject to this Code.

      "Purchase or sale of a security" includes the writing of an option to purchase or sell a security.

      A security is "being considered for purchase or sale" or is "being purchased or sold" when a recommendation to purchase or sell the security has been made by an Investment Advisor and such determination has been communicated to the Fund. With respect to the Investment Advisor making the recommendation, a security is being considered for purchase or sale when an officer, director or employee of such Investment Advisor seriously considers making such a recommendation.
      Solely for purposes of this Code, any agent of the Fund charged with arranging the execution of a transaction shall be subject to the reporting requirements of this Code as to any such security as and from the time the security is identified to such agent as though such agent was an Investment Advisor hereunder.

      NOTE: An officer or employee of the Fund or an Investment Advisor whose duties do not include the advisory functions described above, who does not have access to the advisory information contemplated above, and whose assigned place of employment is at a location where no investment advisory services are performed for the Fund, is not an "Advisory Person" or an "Access Person" unless actual advance knowledge of a covered transaction is furnished to such person.

                             PROHIBITED TRANSACTIONS

      Fund Personnel shall not engage in any act, practice or course of conduct which would violate the provisions of Rule 17j-1 set forth above. No Access Person or Advisory Person shall purchase or sell, directly or indirectly any security in which he/she has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which, to his/her actual knowledge, at the time of such purchase or sale (i) is being considered for purchase or sale by the Fund; or (ii) is being purchased or sold by the Fund; except that the prohibitions of this section shall not apply to:


      (1) purchases or sales affected in any account over which the Access Person or Advisory Person has no direct or indirect influence or control;
      (2) purchases or sales which are non-volitional on the part of either the Access Person, the Advisory Person, or the Fund;
      (3) purchases which are part of an automatic dividend reinvestment or other plan established by Fund Personnel prior to the time the security involved came within the purview of this Code; and

      (4) purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its Securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.

                   PROHIBITED TRANSACTIONS BY INVESTMENT PERSONNEL

No Investment Personnel shall:

(a) acquire any securities in an initial public offering; or
(b) acquire securities in a private placement without prior written approval of the Fund's compliance officer or other officer designated by the Board of Directors.

      In considering a request to invest in a private placement, the Fund's compliance officer will take into account, among other factors, whether the investment opportunity should be reserved for the Fund, and whether the opportunity is being offered to Investment Personnel by virtue of their/his/her position with the Fund. Should Investment Personnel be authorized to acquire securities through a private placement, they/he/she shall, in addition to reporting the transaction on the quarterly report to the Fund, disclose the interest in that investment to other Investment Personnel participating in that investment decision if and when they/he/she plays a part in the Fund's subsequent consideration of an investment in that issuer. In such a case, the Fund's decision to purchase securities of that issuer will be subject to an independent review by Investment Personnel who have no personal interest in the issuer.

                                BLACKOUT PERIODS

      No Access Person or Advisory Person shall execute a securities transaction on a day during which the Fund has a pending "buy" or "sell" order in that same security until that order is executed or withdrawn. In addition, a Portfolio Manager is expressly prohibited from purchasing or selling a security within seven (7) calendar days before or after the Fund that he/she manages trades in that security.

      The foregoing prohibition of personal transactions during the seven day period following the execution of a transaction for the Fund shall not apply with respect to a security when the portfolio manager certifies in writing to the Compliance Officer that the Fund's trading program in that security is complete. Each transaction authorized by the Compliance Officer pursuant to this provision shall be reported to the Board by the Compliance Officer at the Board's next regular meeting.

      Should Fund Personnel trade within the proscribed period, such trade should be canceled if possible. If it is not possible to cancel the trade, all profits from the trade must be disgorged and the profits will be paid to a charity selected by the Fund Personnel and approved by the officers of the Fund.

      The prohibitions of this section shall not apply to:

      (1) purchases or sales affected in any account over which the Access Person or Advisory Person has no direct or indirect influence or control if the person making the investment decision with respect to such account has no actual knowledge about the Fund's pending "buy" or "sell" order;
      (2) purchases or sales which are non-volitional on the part of either the Access Person, the Advisory Person, or the Fund;
      (3) purchases which are part of an automatic dividend reinvestment or other plan established by Fund Personnel prior to the time the security involved came within the purview of this Code; and
      (4) purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.

                               SHORT-TERM TRADING

      No Investment Personnel shall profit from the purchase and sale, or sale and purchase, of the same (or equivalent) securities which are owned by the Fund or which are of a type suitable for purchase by the Fund, within sixty (60) calendar days. Any profits realized on such short-term trades must be disgorged and the profits will be paid to a charity selected by the Investment Personnel and approved by the officers of the Fund. The compliance officer or other officer designated by the Board of Directors may permit in writing exemptions to the prohibition of this section, on a case-by-case basis, when no abuse is involved and the equities of the circumstances support an exemption.

                                      GIFTS

      No Investment Personnel shall accept a gift or other thing of more than de minimis value ("gift") from any person or entity that does business with or on behalf of the Fund if such gift is in relation to the business of the employer of the recipient of the gift. In addition, any Investment Personnel who receives an unsolicited gift or a gift with an unclear status under this section shall promptly notify the compliance officer and accept the gift only upon written approval of the compliance officer.

                              SERVICE AS A DIRECTOR

      No Investment Personnel shall serve as a director of a publicly traded company absent prior written authorization from the Board of Directors based upon a determination that such board service would not be inconsistent with the interests of the Fund and its shareholders.

                              COMPLIANCE PROCEDURES

1. All Fund Personnel shall pre-clear their personal securities transactions prior to executing an order. A written request must be submitted to the Fund's compliance officer, and the compliance officer must give his/her written authorization prior to Fund Personnel placing a purchase or sell order with a broker. Should the compliance officer deny the request, he/she will give a reason for the denial. Approved request will remain valid for two (2) business days from the date of the approval.1

2. Fund Personnel shall instruct their broker(s) to supply the compliance officer, on a timely basis, with duplicate copies of confirmations of all personal securities transactions and copies of all periodic statements for all securities accounts.

3. Fund Personnel, other than directors or officers required to report their securities transactions to a registered investment advisor pursuant to Rule 204-2(a)(12) or (13) under the Investment Advisors Act, shall submit reports showing all transactions in securities as defined herein in which the person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership.

4. Each director, who is not an interested person of the Fund as defined in the Act, shall submit reports as required under subparagraph 3 above, but only for transactions in reportable securities where at the time of the transaction the director knew, or in the ordinary course of fulfilling his/her official duties as a director should have known, that during the seven (7) day period immediately preceding the date of the transaction by the director, such security was purchased or sold by the Fund or was being considered for purchase or sale by the Fund.

5. Every report required to be made under subparagraphs 3 and 4 above shall be made not later than ten (10) days after the end of the calendar quarter in which the transaction to which the report relates was effected. The report shall contain the following information concerning any transaction required to be reported therein:

      (a) the date of the transaction;

      (b)  the title and number of shares;

      (c)  the principal amount involved;

      (d) the nature of the transaction (i.e. purchase, sale, or other type of acquisition or disposition);

      (e)  the price at which the transaction was effected; and

      (f) the name of the broker, dealer or bank with or through whom the transaction was effected.

6. The compliance officer shall identify all Fund Personnel who have a duty to make the reports required hereunder and shall inform each such person of such duty, and shall receive all reports required hereunder.

7. The compliance officer shall promptly report to the Fund's Board of Directors (a) any apparent violation of the prohibitions contained in this Code, and (b) any reported transactions in a security which was purchased or sold by the Fund within seven (7) days before or after the date of the reported transaction.

8. The Fund's Board of Directors, or a Committee of Directors created by the Board of Directors for that purpose, shall consider reports made to the Board of Directors hereunder and shall determine whether or not this Code has been violated and what sanctions, if any, should be imposed.

9. This Code, a list of all persons required to make reports hereunder from time to time, a copy of each report made by Fund Personnel, each memorandum made by the compliance officer hereunder, and a record of any violation hereof and any action taken as a result of such violation, shall be maintained by the Fund as required under Rule 17j-1.

10. Upon the commencement of employment of a person who would be deemed to fall within the definition of "Fund Personnel", that person must disclose all personal securities holdings to the compliance officer.

11. All Fund Personnel must report, on an annual basis, all personal securities holdings.

12. At least annually, all Fund Personnel will be required to certify that they (a) have read and understand the Code; (b) recognize that they are subject to the requirements outlined therein; (c) have complied with the requirements of the Code; (d) have disclosed and reported all personal securities transactions required to be disclosed; and (e) have disclosed all personal securities holdings.

13. The Fund's compliance officer shall prepare an annual report to the Fund's Board of Directors. Such report shall (a) include a copy of the Fund's Code; (b) summarize existing procedures concerning personal investing and any changes in the Code's policies or procedures during the past year; (c) identify any violations of the Code; and (d) identify any recommended changes in existing restrictions, policies or procedures based upon the Fund's experience under the Code, any evolving industry practices, or developments in applicable laws or regulations.

                                                                       EXHIBIT A

                          STATEMENT ON INSIDER TRADING

      The Insider Trading and Securities Fraud Enforcement Act of 1988 ("ITSFEA") requires that all investment advisors and broker-dealers establish, maintain, and enforce written policies and procedures designed to detect and prevent the misuse of material non-public information by such investment advisor and/or broker-dealer, or any person associated with the investment advisor and/or broker-dealer.

      Section 204A of the Investment Advisers Act of 1940 (the "Advisers Act") states that an investment advisor must adopt and disseminate written policies with respect to ITSFEA, and an investment advisor must also vigilantly review, update, and enforce them. Section 204A provides that every person subject to
Section 204 of the Advisers Act shall be required to establish procedures to prevent insider trading.

      Each investment advisor who acts as such for any series of The World Funds, Inc. (the "Fund") and each broker-dealer which acts as principal underwriter to any series of the Fund has adopted the following policy, procedures, and supervisory procedures in addition to the Fund's Code of Ethics. Throughout this document the investment advisor(s) and principal underwriter(s) shall collectively be called the "Providers".

                     SECTION I - POLICY

      The purpose of this Section 1 is to familiarize the officers, directors, and employees of the Providers with issues concerning insider trading and to assist them in putting into context the policy and procedures on insider trading.

Policy Statement:

      No person to whom this Statement on Insider Trading applies, including officers, directors, and employees, may trade, either personally or on behalf of others (such as mutual funds and private accounts managed by a Provider) while in possession of material, non-public information; nor may any officer, director, or employee of a Provider communicate material, non-public information to others in violation of the law. This conduct is frequently referred to as "insider trading." This policy applies to every officer, director, and employee of a Provider and extends to activities within and outside their duties as a Provider. It covers not only personal transactions of covered persons, but indirect trading by family, friends and others, or the non-public distribution of inside information from you to others. Every officer, director, and employee must read and retain this policy statement. Any questions regarding the policy and procedures should be referred to the compliance officer.

      The term "insider trading" is not defined in the Federal securities laws, but generally is used to refer to the use of material non-public information to trade in securities (whether or not one is an "insider") or the communications of material nonpublic information to others who may then seek to benefit from such information.

      While the law concerning insider trading is not static, it is generally understood that the law prohibits:

      (a) trading by an insider, while in possession of material non-public information, or
      (b) trading by a non-insider, while in possession of material non-public information, where the information either was disclosed to the non-insider in violation of an insider's duty to keep it confidential or was misappropriated, or
      (c)  communicating material non-public information to others.

      The elements of insider trading and the penalties for such unlawful conduct are discussed below.

1. Who is an Insider? The concept of "insider" is broad. It includes officers, directors, and employees of a company. In addition, a person can be a "temporary insider" if he or she enters into a special confidential relationship in the conduct of a company's affairs and as a result is given access to information solely for the company's purposes. A temporary insider can include, among others, a company's attorneys, accountants, consultants, bank lending officers, and the employees of such organizations. In addition, an investment advisor may become a temporary insider of a company it advises or for which it performs other services. According to the Supreme Court, the company must expect the outsider to keep the disclosed non-public information confidential and the relationship must at least imply such a duty before the outsider will be considered an insider.

2. What is Material Information? Trading on inside information can be the basis for liability when the information is material. In general, information is "material" when there is a substantial likelihood that a reasonable investor would consider it important in making his or her investment decisions, or information that is reasonably certain to have a substantial effect on the price of a company's securities. Information that officers, directors, and employees should consider material includes, but is not limited to: dividend changes, earnings estimates, changes in previously released earnings estimates, significant merger or acquisition proposals or agreements, major litigation, liquidation problems, and extraordinary management developments.

3. What is Non-Public Information? Information is non-public until it has been effectively communicated to the market place. One must be able to point to some fact to show that the information is generally public. For example, information found in a report filed with the SEC, or appearing in Dow Jones, Reuters Economic Services, the Wall Street Journal or other publications of general circulation would be considered public. (Depending on the nature of the information, and the type and timing of the filing or other public release, it may be appropriate to allow for adequate time for the information to be "effectively" disseminated.)

4. Reason for Liability. (a) Fiduciary duty theory - in 1980 the Supreme Court found that there is no general duty to disclose before trading on material non-public information, but that such a duty arises only where there is a direct or indirect fiduciary relationship with the issuer or its agents. That is, there must be a relationship between the parties to the transaction such that one party has a right to expect that the other party will disclose any material non-public information or refrain from trading. (b) Misappropriation theory - another basis for insider trading liability is the "misappropriation" theory, where liability is established when trading occurs on material non-public information that was stolen or misappropriated from any other person.

5. Penalties for Insider Trading. Penalties for trading on or communicating material non-public information are severe, both for individuals and their employers. A person can be subject to some or all of the penalties below even if he or she does not personally benefit from the violation. Penalties include:

o     civil injunctions
o     treble damages
o     disgorgement of profits
o     jail sentences
o fines for the person who committed the violation of up to three times the profit gained or loss avoided, whether or not the person actually benefited, and
o fines for the employer or other controlling person of up to the greater of $1 million or three times the amount of the profit gained or loss avoided.

      In addition, any violation of this policy statement can be expected to result in serious sanctions by a Provider, including dismissal of the persons involved.

                             SECTION II - PROCEDURES

      The following procedures have been established to aid the officers, directors, and employees of a Provider in avoiding insider trading, and to aid in preventing, detecting, and imposing sanctions against insider trading. Every officer, director, and employee of a Provider must follow these procedures or risk serious sanctions, including dismissal, substantial personal liability, and/or criminal penalties. If you have any questions about these procedures you should consult the compliance officer.

1. Identifying Inside Information. Before trading for yourself or others, including investment companies or private accounts managed by a Provider, in the securities of a company about which you may have potential inside information, ask yourself the following questions:

      i. Is the information material? Is this information that an investor would consider important in making his or her investment decisions? Is this information that would substantially affect the market price of the securities if generally disclosed?

      ii. Is the information non-public? To whom has this information been provided? Has the information been effectively communicated to the marketplace by being published in Reuters, The Wall Street Journal or other publications of general circulation?

      If, after consideration of the above, you believe that the information is material and non-public, or if you have questions as to whether the information is material and non-public, you should take the following steps:

      (a)  Report the matter immediately to the compliance officer.

      (b) Do not purchase or sell the security on behalf of yourself or others, including investment companies or private accounts managed by a Provider.

      (c) Do not communicate the information to anybody, other than to the compliance official.

      (d) After the compliance official has reviewed the issue, you will be instructed to either continue the prohibitions against trading and communication, or you will be allowed to communicate the information and then trade.

2. Personal Security Trading. Ail officers, directors, and employees of a Provider (other than officers, directors and employees who are required to report their securities transactions to a registered investment company in accordance with a Code of Ethics) shall submit to the compliance officer, on a quarterly basis, a report of every securities transaction in which they, their families (including the spouse, minor children, and adults living in the same household as the officer, director, or employee), and trusts of which they are trustees or in which they have a beneficial interest have participated, or at such lesser intervals as may be required from time to time. The report shall include the name of the security, date of the transaction, quantity, price, and broker-dealer through which the transaction was effected. Ail officers, directors and employees must also instruct their broker(s) to supply the compliance officer, on a timely basis, with duplicate copies of confirmations of all personal securities transactions and copies of all periodic statements for all securities accounts.

3. Restricting Access to Material Non-public Information. Any information in your possession that you identify as material and non-public may not be communicated other than in the course of performing your duties to anyone, including persons within your company, except as provided in paragraph I above. In addition, care should be taken so that such information is secure. For example, files containing material non-public information should be sealed; access to computer files containing material non-public information should be restricted.

4. Resolving Issues Concerning Insider Trading. If, after consideration of the items set forth in paragraph 1, doubt remains as to whether information is material or non-public, or if there is any unresolved question as to the applicability or interpretation of the foregoing procedures, or as to the propriety of any action, it must be discussed with the compliance officer before trading or communicating the information to anyone.

                              SECTION III - SUPERVISION

      The role of the compliance officer is critical to the implementation and maintenance of this Statement on Insider Trading. These supervisory procedures can be divided into two classifications, (1) the prevention of insider trading, and (2) the detection of insider trading.

1. Prevention of Insider Trading:

      To prevent insider trading the compliance official should:

      (a) answer promptly any questions regarding the Statement on Insider Trading;
      (b) resolve issues of whether information received by an officer, director, or employee is material and nonpublic;
      (c) review and ensure that officers, directors, and employees review, at least annually, and update as necessary, the Statement on Insider Trading; and
      (d) when it has been determined that an officer, director, or employee has material non-public information, (i) implement measures to prevent dissemination of such information, and (ii) if necessary, restrict officers, directors, and employees from trading the securities.

2. Detection of Insider Trading:


To detect insider trading, the Compliance Officer should:

      (a) review the trading activity reports filed by each officer, director, and employee, to ensure no trading took place in securities in which the Provider has material non-public information;
      (b) review the trading activity of the mutual funds managed by the investment advisor and the mutual funds which the broker-dealer acts as principal underwriter;
      (c) coordinate, if necessary, the review of such reports with other appropriate officers, directors, or employees of a Provider and The World Funds, Inc.

3. Special Reports to Management:

      Promptly, upon learning of a potential violation of the Statement on Insider Trading, the Compliance Officer must prepare a written report to management of the Provider, and provide a copy of such report to the Board of Directors of The World Funds, Inc., providing full details and recommendations for further action.

4.    Annual Reports:

      On an annual basis, the Compliance Officer of each Provider will prepare a written report to the management of the Provider, and provide a copy of such report to the Board of Directors of The World Funds, Inc., setting forth the following:

      (a) a summary of the existing procedures to detect and prevent insider trading;
      (b) full details of any investigation, either internal or by a regulatory agency, of any suspected insider trading and the results of such investigation;
      (c) an evaluation of the current procedures and any recommendations for improvement.

                                                                       EXHIBIT B

                              THE WORLD FUNDS, INC.

                                 CODE OF ETHICS
                                 INITIAL REPORT

To the Compliance Officer of The World Funds, Inc.:

      1. I hereby acknowledged receipt of a copy of the Code of Ethics for The World Funds, Inc.

      2. I have read and understand the Code and recognize that I am subject thereto in the capacity of "Fund Personnel."

      3. Except as noted below, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve the Fund, such as any economic relationship between my transactions and securities held or to be acquired by the Fund.

      4. As of the date below I had a direct or indirect beneficial ownership in the following securities:

Name of Security               Number of Shares          Type of Interest
(Direct or Indirect)




Date:____________________________   Signature:_________________________________


Print Name:_______________________________

                                                                       EXHIBIT C
                              THE WORLD FUNDS, INC.
                                 CODE OF ETHICS
                                  ANNUAL REPORT

TO the Compliance Officer of The World Funds, Inc.:

      1. I have read and understand the Code and recognize that I am subject thereto in the capacity of "Fund Personnel."

      2. I hereby certify that, during the year ended December 31, _____ , I have complied with the requirements of the Code and I have reported all securities transactions required to be reported pursuant to the Code.

      3. Except as noted below, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve the Fund, such as any economic relationship between my transactions and securities held or to be acquired by the Fund.

      4. As of December 31, _____ , I had a direct or indirect beneficial ownership in the following securities:

Name of Security               Number of Shares          Type of Interest
(Direct or Indirect)



Date:________________________________     Signature:___________________________

Print Name:__________________________

                                                                       EXHIBIT D
                                         THE WORLD FUNDS, INC.

                                 Securities Transactions Report
For the Calendar Quarter
Ended:___________________________________________________________

To the Compliance Officer of The World Funds, Inc.:

      During the quarter referred to above, the following transactions were effected in securities of which I had, or by reason of such transaction acquired, direct or indirect beneficial ownership and which are required to be reported pursuant to the Code of Ethics adopted by The World Funds, Inc.

SECURITY   DATE OF    NO. OF     DOLLAR       NATURE OF   PRICE    BROKER-DEALER
           TRANS.     SHARES     AMOUNT OF    TRANSACTION          OR BANK
                                 TRANS.       (Purchase,           THROUGH
                                               Sale,               WHOM
                                               Other)              EFFECTED

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      This report (i) excludes transactions with respect to which I had no direct or indirect influence or control, (ii) other transactions not required to be reported, and (iii) is not an admission that I have or had any direct or indirect beneficial ownership in the securities listed above.

      Except as noted on the reverse side of this report, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve the Fund, such as the existence of any economic relationship between my transactions and securities held or to be acquired by the Fund.

Date:__________________________ Signature:______________________________________


Print Name:__________________________________________________


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1 The Board has determined that placement of a limit order constitutes a transaction requiring approval, and the limit order must be placed within two days from the date of approval. Implementation of a limit order in accordance with its approved terms is a ministerial act which occurs in the future by the terms of the limit order, and does not require approval. A change of terms in, or withdrawal of, a standing limit order is an investment decision for which clearance must be obtained.